                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS
                               DATED JULY 20, 2009

                      POLARIS PLATINUM II VARIABLE ANNUITY

The Asset Allocation Portfolio is offered only through M&T Securities, Inc.

Date: July 20, 2009

                Please keep the supplement with your Prospectus.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
-------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2009

                       POLARIS ADVANTAGE VARIABLE ANNUITY
                      POLARIS ADVISOR III VARIABLE ANNUITY
                       POLARIS CHOICE III VARIABLE ANNUITY
                      POLARIS PLATINUM II VARIABLE ANNUITY
                      POLARIS PLATINUM III VARIABLE ANNUITY

-------------------------------------------------------------------------------

The date of the Statement of Additional Information ("SAI") is hereby changed to July 20, 2009.

The name of the Company has changed to SunAmerica Annuity and Life Assurance Company as of July 20, 2009. All references in the SAI are hereby changed to reflect the new name.





Date: July 20, 2009


    Please keep the supplement with your Statement of Additional Information.

                           [POLARIS PLATINUM II LOGO]
                                   PROSPECTUS
                                  JULY 20, 2009

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               in connection with
                            VARIABLE SEPARATE ACCOUNT

The variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust, BB&T Variable Insurance Funds, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MTB Group of Funds, Principal Variable Contracts Funds, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust. All of the Underlying Funds listed below may not be available to you for investment.


UNDERLYING FUNDS:                                               MANAGED BY:
     Aggressive Growth                                          Wells Capital Management Inc.
     Alliance Growth                                            AllianceBernstein, L.P.
     American Funds Asset Allocation SAST(4)                    Capital Research and Management Company(2)
     American Funds Global Growth SAST(4)                       Capital Research and Management Company(2)
     American Funds Growth SAST(4)                              Capital Research and Management Company(2)
     American Funds Growth-Income SAST(4)                       Capital Research and Management Company(2)
     Asset Allocation                                           Edge Asset Management, Inc.
     Balanced                                                   Edge Asset Management, Inc.
     Balanced                                                   J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                           SunAmerica Asset Management Corp.
     Capital Appreciation                                       Wellington Management Company, LLP
     Capital Growth                                             OppenheimerFunds, Inc.
     Cash Management                                            Columbia Management Advisors, LLC
     Conservative Growth                                        Edge Asset Management, Inc.
     Corporate Bond                                             Federated Investment Management Company
     Davis Venture Value                                        Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)                                   SunAmerica Asset Management Corp.
     Emerging Markets                                           Putnam Investment Management, LLC
     Equity Opportunities                                       OppenheimerFunds, Inc.
     Foreign Value                                              Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                            Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation Fund      Franklin Templeton Services, LLC(3)
     Fundamental Growth                                         Wells Capital Management Inc.
     Global Bond                                                Goldman Sachs Asset Management International
     Global Equities                                            J.P. Morgan Investment Management Inc.
     Government and Quality Bond                                Wellington Management Company, LLP
     Growth                                                     Wellington Management Company, LLP
     Growth-Income                                              AllianceBernstein, L.P.
     Growth Opportunities                                       Morgan Stanley Investment Management Inc.(5)
     High-Yield Bond                                            SunAmerica Asset Management Corp.
     International Diversified Equities                         Morgan Stanley Investment Management Inc.(5)
     International Growth and Income                            Putnam Investment Management, LLC
     Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
     Marsico Focused Growth                                     Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(1)                       Massachusetts Financial Services Company
     MFS Total Return                                           Massachusetts Financial Services Company
     Mid-Cap Growth                                             J.P. Morgan Investment Management Inc.
     Natural Resources                                          Wellington Management Company, LLP
     Real Estate                                                Davis Selected Advisers, L.P.
     Small Company Value                                        Franklin Advisory Services, LLC
     Small & Mid Cap Value                                      AllianceBernstein, L.P.
     Strategic Growth                                           Edge Asset Management, Inc.
     Technology                                                 Columbia Management Advisors, LLC
     Telecom Utility                                            Massachusetts Financial Services Company
     Total Return Bond                                          Pacific Investment Management Company LLC
     Van Kampen LIT Capital Growth, Class II Shares             Van Kampen Asset Management
     Van Kampen LIT Comstock, Class II Shares(1)                Van Kampen Asset Management
     Van Kampen LIT Growth and Income, Class II Shares          Van Kampen Asset Management

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:

UNDERLYING FUNDS:                                MANAGED BY:
BB&T Capital Manager Equity VIF                  BB&T Asset Management, Inc.
BB&T Large Cap VIF                               BB&T Asset Management, Inc.
BB&T Mid Cap Growth VIF                          BB&T Asset Management, Inc.
BB&T Special Opportunities Equity VIF            BB&T Asset Management, Inc.
BB&T Total Return Bond VIF                       BB&T Asset Management, Inc.


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BANC OF AMERICA INVESTMENT SERVICES, INC.:

UNDERLYING FUNDS:                                MANAGED BY:
Columbia Asset Allocation Fund, Variable Series  Columbia Management Advisors, LLC
Columbia High Yield Fund, Variable Series        MacKay Shields LLC
Columbia Large Cap Value Fund, Variable Series   Columbia Management Advisors, LLC
Columbia Marsico 21st Century Fund, Variable     Marsico Capital Management, LLC
  Series
Columbia Marsico Focused Equities Fund,          Marsico Capital Management, LLC
  Variable Series
Columbia Marsico Growth Fund, Variable Series    Marsico Capital Management, LLC
Columbia Marsico International Opportunities     Marsico Capital Management, LLC
  Fund, Variable Series
Columbia Mid Cap Growth Fund, Variable Series    Columbia Management Advisors, LLC
Columbia Small Company Growth Fund, Variable     Columbia Management Advisors, LLC
  Series


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH M&T SECURITIES, INC.:

UNDERLYING FUNDS:                                MANAGED BY:
MTB Managed Allocation Fund - Moderate Growth    MTB Investment Advisors, Inc.
  II*



* As of April 24, 2009, this fund was closed to new Purchase Payments, subsequent Purchase Payments and any transfers.

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH WAMU INVESTMENTS, INC.:

UNDERLYING FUNDS:                                MANAGED BY:
Conservative Balanced                            Edge Asset Management, Inc.
Equity Income Account                            Edge Asset Management, Inc.
Flexible Income                                  Edge Asset Management, Inc.





(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van
    Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.


(2) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.


(3) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin
    Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.


(4) If you purchased your contract prior to May 1, 2007, you may invest directly in the
    American Funds Insurance Series. Please see Appendix F for details.


(5) Morgan Stanley Investment Management Inc. does business in certain circumstances using the name "Van Kampen."


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 20, 2009. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GLOSSARY...................................    3
HIGHLIGHTS.................................    4
FEE TABLE..................................    5
     Maximum Owner Transaction Expenses....    5
     Contract Maintenance Fee..............    5
     Separate Account Annual Expenses......    5
     Additional Optional Feature Fees......    5
     Optional MarketLock Income Plus Fee...    5
     Optional MarketLock For Life Plus
            Fee............................    5
     Optional MarketLock For Life Fee......    5
     Underlying Fund Expenses..............    5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......    7
     Maximum Expense Examples..............    7
     Minimum Expense Examples..............    7
THE POLARIS PLATINUM(II) VARIABLE ANNUITY..    8
PURCHASING A POLARIS PLATINUM(II) VARIABLE
  ANNUITY..................................    8
     Allocation of Purchase Payments.......    9
     Accumulation Units....................   10
     Free Look.............................   10
     Exchange Offers.......................   10
     Important Information for Military
            Servicemembers.................   10
INVESTMENT OPTIONS.........................   11
     Variable Portfolios...................   11
          Anchor Series Trust..............   11
          BB&T Variable Insurance Funds....   11
          Columbia Funds Variable Insurance
                      Trust................   11
          Columbia Funds Variable Insurance
                      Trust I..............   11
          Franklin Templeton Variable
                      Insurance Products
                      Trust................   11
          Lord Abbett Series Fund, Inc. ...   12
          MTB Group of Funds...............   12
          Principal Variable Contracts
                      Funds, Inc...........   12
          SunAmerica Series Trust..........   12
          Van Kampen Life Investment
                      Trust................   12
     Substitution, Addition or Deletion of
            Variable Portfolios............   15
     Fixed Accounts........................   15
     Dollar Cost Averaging Fixed Accounts..   15
     Dollar Cost Averaging Program.........   16
     Polaris Portfolio Allocator Program...   16
     Transfers During the Accumulation
            Phase..........................   18
     Automatic Asset Rebalancing Program...   20
     Return Plus Program...................   21
     Voting Rights.........................   21
ACCESS TO YOUR MONEY.......................   21
     Free Withdrawal Provision.............   21
     Systematic Withdrawal Program.........   22
     Nursing Home Waiver...................   23
     Minimum Contract Value................   23
     Qualified Contract Owners.............   23
OPTIONAL LIVING BENEFITS...................   23
     MarketLock Income Plus................   24
     MarketLock For Life Plus..............   30
     MarketLock For Life...................   35
     Additional Information About the
            Optional Living Benefits.......   40
DEATH BENEFITS.............................   42
     Death Benefit Defined Terms...........   43
     Maximum Anniversary Value Death
            Benefit........................   44
     Optional Combination HV & Roll-Up
            Death Benefit..................   44
     Optional EstatePlus Benefit...........   45
     Spousal Continuation..................   45
EXPENSES...................................   46
     Separate Account Expenses.............   46
     Withdrawal Charges....................   46
     Underlying Fund Expenses..............   47
     Contract Maintenance Fee..............   47
     Transfer Fee..........................   47
     Optional Living Benefits Fees.........   47
     Optional Combination HV & Roll-Up
            Death Benefit Fee..............   48
     Optional EstatePlus Fee...............   48
     Premium Tax...........................   48
     Income Taxes..........................   48
     Reduction or Elimination of Fees,
            Expenses and Additional Amounts
            Credited.......................   48
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT.............................   48
ANNUITY INCOME OPTIONS.....................   50
     Annuity Date..........................   50
     Annuity Income Options................   50
     Fixed or Variable Annuity Income
            Payments.......................   51
     Annuity Income Payments...............   51
     Transfers During the Income Phase.....   51
     Deferment of Payments.................   51
TAXES......................................   51
     Annuity Contracts in General..........   51
     Tax Treatment of Distributions - Non-
            Qualified Contracts............   52
     Tax Treatment of
            Distributions - Qualified
            Contracts......................   52
     Required Minimum Distributions........   54
     Tax Treatment of Death Benefits.......   54
     Tax Treatment of Optional Living
            Benefits.......................   54
     Contracts Owned by a Trust or
            Corporation....................   55
     Gifts, Pledges and/or Assignments of a
            Contract.......................   55
     Diversification and Investor Control..   55
OTHER INFORMATION..........................   55
     The Distributor.......................   55
     The Company...........................   55
     The Separate Account..................   57
     The General Account...................   57
     Financial Statements..................   57
     Administration........................   58
     Legal Proceedings.....................   58
     Registration Statements...............   59
TABLE OF CONTENTS OF STATEMENT OF
  ADDITIONAL INFORMATION...................   59
APPENDIX A - CONDENSED FINANCIAL
  INFORMATION..............................  A-1
APPENDIX B - DEATH BENEFITS FOLLOWING
  SPOUSAL CONTINUATION.....................  B-1
APPENDIX C - OPTIONAL LIVING BENEFITS
  EXAMPLES.................................  C-1
APPENDIX D - STATE CONTRACT AVAILABILITY
  AND/OR VARIABILITY.......................  D-1
APPENDIX E - IMPORTANT INFORMATION FOR
  CONTRACTS ISSUED PRIOR TO JANUARY 1,
  2007.....................................  E-1
APPENDIX F - IMPORTANT INFORMATION FOR
  CONTRACTS ISSUED PRIOR TO MAY 1, 2007....  F-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.

INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to the Anchor Series Trust, BB&T Variable Insurance Funds, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MTB Group of Funds, Principal Variable Contracts Funds, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Platinum(II) Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for seven complete years. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY, FREE WITHDRAWAL PROVISION AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these benefits can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(2)......7%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)...........  $35 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charge..................   1.52%
Optional EstatePlus Fee(4)...............   0.25%
Optional Combination HV & Roll-Up Death
  Benefit Fee............................   0.50%
                                            -----
  MAXIMUM SEPARATE ACCOUNT ANNUAL
     EXPENSES(5).........................   2.02%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits below:

OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           1.10%
For Two Covered Persons...........................           1.35%




OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(6)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.95%
For Two Covered Persons...........................           1.25%




OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(7)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.70%
For Two Covered Persons...........................           0.95%




UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2008)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES                            MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
  Trust assets, including
  management fees, 12b-1 fees, if
  applicable, and other
  expenses)......................    0.72%     1.86%

FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:

YEARS SINCE RECEIPT:..............................................   1    2    3    4    5    6    7    8+
                                                                     7%   6%   5%   4%   3%   2%   1%   0%




( ) Your contract provides for a free withdrawal amount each year. PLEASE SEE
    FREE WITHDRAWAL PROVISION BELOW.

(3) The contract maintenance fee may be waived if contract value is $50,000 or more.

(4) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your separate account annual expenses would be 1.52%.

(5) The Maximum Separate Account Annual Expenses reflect election of the Combination HV & Roll-Up death benefit which has the highest fee of the optional death benefits. This feature is not available on contracts issued in New York and Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect a living benefit.

(6) MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (including Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 12th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

(7) MarketLock For Life is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base in increased to the greater of (a) or (b), where (a) in the highest contract anniversary value (including Purchase Payments received in years 1-5, capped at the first year's Purchase Payments, less Purchase Payments in excess of the annual cap in contract year's 2-5 and all Purchase Payments after the first 5 years) and (b) is the current Income Base; adjusted for excess withdrawals during the applicable period. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of the withdrawal under this feature.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.77%, including EstatePlus, the optional MarketLock Income Plus feature (1.35%) and investment in an Underlying Fund with total expenses of 1.86%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,203     $2,008     $2,813     $5,022


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $503      $1,508     $2,513     $5,022


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)


(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $932      $1,215     $1,525     $2,626


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $232       $715      $1,225     $2,626


EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. The Maximum Expense Examples reflect the highest possible combination of charges. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.02% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            THE POLARIS PLATINUM(II)
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream or other benefits in the event your contract value declines due to unfavorable investment performance.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract and build retirement savings. The Income Phase begins when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        PURCHASING A POLARIS PLATINUM(II)
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

-------------------------------------------------------------------
                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                          PURCHASE PAYMENT       PURCHASE PAYMENT
-------------------------------------------------------------------
      Qualified                $2,000                  $250
-------------------------------------------------------------------
    Non-Qualified              $5,000                  $500
-------------------------------------------------------------------


Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION FOR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

DOMESTIC AND SAME-SEX PARTNERS



Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry. However, Domestic Partners and same-sex partners who jointly own or are Beneficiaries of a contract should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners and same-sex partners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal

Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 3

     SAAMCo is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     BB&T VARIABLE INSURANCE FUNDS

     BB&T Asset Management, Inc. is the investment adviser to BB&T Variable Insurance Funds ("VIF").

     BB&T Capital Manager Equity VIF ("BB&T Capital Manager") is structured as a fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

     Please see the BB&T Variable Insurance Funds prospectus for details.

     COLUMBIA FUNDS VARIABLE INSURANCE TRUST I AND COLUMBIA FUNDS VARIABLE INSURANCE TRUST - CLASS A AND B

     Columbia Management Advisors, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust ("CFT") and Columbia Funds Variable Insurance Trust I ("CFT I"). Columbia Funds Variable Insurance Trust I was previously known as Nations Separate Account Trust.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund.

     Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from

     Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds. Each underlying fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     MTB GROUP OF FUNDS

     MTB Investment Advisors, Inc. is the investment adviser to the MTB Group of Funds ("MTB").

     PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. - CLASS 2

     Principal Management Corporation is the investment adviser and Edge Asset Management, Inc. is the subadviser to the Principal Variable Contracts Funds, Inc. ("PVCF").

     Balanced, Conservative Balance, Conservative Growth, Flexible Income and Strategic Growth funds are Strategic Asset Management Portfolios structured as fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

     Please see the Principal Variable Contracts Funds, Inc. prospectus for details.

     SUNAMERICA SERIES TRUST - CLASS 3

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST offers master-feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. You should know that we offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE TRUST'S PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.

     If you purchased your contract prior to May 1, 2007, please see Appendix F for information regarding the American Funds Insurance Series.

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

               (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

ALL OF THE UNDERLYING FUNDS LISTED BELOW MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT.

UNDERLYING FUNDS                     MANAGED BY:                      TRUST     ASSET CLASS
----------------                     -----------                      -----     -----------
Aggressive Growth                    Wells Capital Management Inc.    SAST      STOCK
Alliance Growth                      AllianceBernstein, L.P.          SAST      STOCK
American Funds Asset Allocation      Capital Research and             SAST      BALANCED
  SAST                               Management Company
American Funds Growth SAST           Capital Research and             SAST      STOCK
                                     Management Company
American Funds Global Growth SAST    Capital Research and             SAST      STOCK
                                     Management Company
American Funds Growth-Income SAST    Capital Research and             SAST      STOCK
                                     Management Company
Balanced                             Edge Asset Management, Inc.      PVCF      BALANCED
Balanced                             J.P. Morgan Investment           SAST      BALANCED
                                     Management Inc.
Blue Chip Growth                     SunAmerica Asset Management      SAST      STOCK
                                     Corp.
Cash Management                      Columbia Management Advisors,    SAST      CASH
                                     LLC
Capital Appreciation                 Wellington Management            AST       STOCK
                                     Company, LLP
Capital Growth                       OppenheimerFund, Inc.            SAST      STOCK
Conservative Growth                  Edge Asset Management, Inc.      PVCF      BALANCED
Corporate Bond                       Federated Investment             SAST      BOND
                                     Management Company
Davis Venture Value                  Davis Selected Advisers, L.P.    SAST      STOCK
"Dogs" of Wall Street                SunAmerica Asset Management      SAST      STOCK
                                     Corp.
Emerging Markets                     Putnam Investment Management,    SAST      STOCK
                                     LLC
Equity Opportunities                 OppenheimerFunds, Inc.           SAST      STOCK
Foreign Value                        Templeton Investment Counsel,    SAST      STOCK
                                     LLC
Franklin Income Securities Fund      Franklin Advisers, Inc.          FTVIPT    BALANCED
Franklin Templeton VIP Founding      Franklin Templeton Services,     FTVIPT    BALANCED
  Funds Allocation Fund              LLC
Fundamental Growth                   Wells Capital Management Inc.    SAST      STOCK
Global Bond                          Goldman Sachs Asset              SAST      BOND
                                     Management International
Global Equities                      J.P. Morgan Investment           SAST      STOCK
                                     Management Inc.
Government and Quality Bond          Wellington Management            AST       BOND
                                     Company, LLP
Growth                               Wellington Management            AST       STOCK
                                     Company, LLP
Growth-Income                        AllianceBernstein, L.P.          SAST      STOCK
Growth Opportunities                 Morgan Stanley Investment        SAST      STOCK
                                     Management Inc.
High-Yield Bond                      SunAmerica Asset Management      SAST      BOND
                                     Corp.
International Diversified            Morgan Stanley Investment        SAST      STOCK
  Equities                           Management Inc.
International Growth and Income      Putnam Investment Management,    SAST      STOCK
                                     LLC
Lord Abbett Growth and Income        Lord, Abbett & Co. LLC           LASF      STOCK
Marsico Focused Growth               Marsico Capital Management,      SAST      STOCK
                                     LLC
MFS Massachusetts Investors Trust    Massachusetts Financial          SAST      STOCK
                                     Services Company
MFS Total Return                     Massachusetts Financial          SAST      BALANCED
                                     Services Company
Mid-Cap Growth                       J.P. Morgan Investment           SAST      STOCK
                                     Management Inc.
Natural Resources                    Wellington Management            AST       STOCK
                                     Company, LLP
Real Estate                          Davis Selected Advisers, L.P.    SAST      STOCK
Small Company Value                  Franklin Advisory Services,      SAST      STOCK
                                     LLC
Small & Mid Cap Value                AllianceBernstein, L.P.          SAST      STOCK
Strategic Growth                     Edge Asset Management, Inc.      PVCF      STOCK
Technology                           Columbia Management Advisors,    SAST      STOCK
                                     LLC
Telecom Utility                      Massachusetts Financial          SAST      STOCK
                                     Services Company
Total Return Bond                    Pacific Investment Management    SAST      BOND
                                     Company LLC
Van Kampen LIT Capital Growth,       Van Kampen Asset Management      VKT       STOCK
  Class II Shares
Van Kampen LIT Comstock, Class II    Van Kampen Asset Management      VKT       STOCK
  Shares
Van Kampen LIT Growth and Income,    Van Kampen Asset Management      VKT       STOCK
  Class II Shares


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:

                                                                                  ASSET
UNDERLYING FUNDS                     MANAGED BY:                      TRUST       CLASS
----------------                     -----------                      -----     --------
BB&T Capital Manager Equity VIF      BB&T Asset Management, Inc.      VIF       STOCK
BB&T Large Cap VIF                   BB&T Asset Management, Inc.      VIF       STOCK
BB&T Mid Cap Growth VIF              BB&T Asset Management, Inc.      VIF       STOCK
BB&T Special Opportunities Equity    BB&T Asset Management, Inc.      VIF       STOCK
  VIF
BB&T Total Return Bond VIF           BB&T Asset Management, Inc.      VIF       BOND

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BANC OF AMERICA INVESTMENT SERVICES, INC.:

                                                                    TRU-      ASSET
UNDERLYING FUNDS                          MANAGED BY:               ST        CLASS
----------------                          -----------               ----    --------
Columbia Asset Allocation Fund,           Columbia Management       CFT     BALANCED
  Variable Series                         Advisors, LLC
Columbia High Yield Fund, Variable        MacKay Shields LLC        CFT     BOND
  Series                                                            I
Columbia Large Cap Value Fund,            Columbia Management       CFT     STOCK
  Variable Series                         Advisors, LLC
Columbia Marsico 21st Century Fund,       Marsico Capital           CFT     STOCK
  Variable Series                         Management, LLC           I
Columbia Marsico Focused Equities         Marsico Capital           CFT     STOCK
  Fund, Variable Series                   Management, LLC           I
Columbia Marsico Growth Fund, Variable    Marsico Capital           CFT     STOCK
  Series                                  Management, LLC           I
Columbia Marsico International            Marsico Capital           CFT     STOCK
  Opportunities Fund, Variable Series     Management, LLC           I
Columbia Mid Cap Growth Fund, Variable    Columbia Management       CFT     STOCK
  Series                                  Advisors, LLC             I
Columbia Small Company Growth Fund,       Columbia Management       CFT     STOCK
  Variable Series                         Advisors, LLC


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH M&T SECURITIES, INC.:

                                                                    TRU-      ASSET
UNDERLYING FUNDS                          MANAGED BY:               ST        CLASS
----------------                          -----------               ----    --------
MTB Managed Allocation Fund - Moderate    MTB Investment            MTB     BALANCED
  Growth II*                              Advisors, Inc.



* As of April 24, 2009, this fund was closed to new Purchase Payments, subsequent Purchase Payments and any transfers.

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH WAMU INVESTMENTS, INC.:

                                                                    TRU-      ASSET
UNDERLYING FUNDS                          MANAGED BY:               ST        CLASS
----------------                          -----------               ----    --------
Conservative Balanced                     Edge Asset Management,    PVCF    BALANCED
                                          Inc.
Equity Income Account                     Edge Asset Management,    PVCF    STOCK
                                          Inc.
Flexible Income                           Edge Asset Management,    PVCF    BALANCED
                                          Inc.


YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU SHOULD ALSO READ THE ACCOMPANYING PROSPECTUS FOR THE MASTER FUNDS CAREFULLY. THE MASTER FUNDS' PROSPECTUS CONTAINS DETAILED INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND RISK FACTORS OF THE MASTER FUNDS IN WHICH THE FEEDER FUNDS CURRENTLY INVEST.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 2-Year DCA Fixed Account may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

If you purchased your contract through certain broker-dealers, you may have invested in a model as part of a different asset allocation program apart from the Polaris Allocator program. If you invested in an asset allocation program apart from the Polaris Portfolio Allocator program, such models were designed by an investment adviser who may be affiliated with your broker dealer and who may manage some of the Underlying Funds in which the models invest. There may be revenue sharing arrangements between your broker-dealer and this investment adviser. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Among other things, the models may result in an increase in assets allocated to the Underlying Funds managed by the investment adviser, and therefore a corresponding increase in portfolio management fees collected by the investment adviser. Please contact your financial representative for information about their asset allocation program and the relationship amongst the entities offering the models.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form or if you purchased your contract through certain broker-dealers, you may enroll in the asset allocation model program by selecting the asset allocation model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model or an asset allocation model, if available to you, through the DCA program. PLEASE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model or asset allocation model, if available, at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a model. If you attempt to split your investment in one or more models, your investment may no longer be consistent with the model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a model, such an investment may no longer be consistent with the model's intended objectives. You can transfer 100% of your investment from one model to a different model at any time.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model or asset allocation model, if you purchased through certain broker-dealers, unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the model, your investment may no longer be consistent with the model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models or asset allocation models, if you purchased through certain broker-dealers, rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a model, only those Variable Portfolios within the model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.

Over time, the Portfolio Allocator model or asset allocation model, if applicable, you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the model rebalanced at least annually, then your investment may no longer be consistent with the model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change. You should consult with your financial representative about how to keep your model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the Models no longer are consistent with their original investment goals.

If you elect an optional living benefit, you may elect a model that complies with the investment requirements of the optional living benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models or the asset allocation models, if available through your broker-dealer, are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model or asset allocation model should be revised or whether it remains appropriate to invest in accordance with any particular model.

The Polaris Portfolio Allocator program or asset allocation model program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models or asset allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST          6%           9%           9%          10%
----------------------------------------------------------------------------------------
 American Funds Growth SAST                 3%           4%           4%           5%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST          1%           1%           1%           2%
----------------------------------------------------------------------------------------
 Blue Chip Growth                           2%           2%           2%           3%
----------------------------------------------------------------------------------------
 Capital Appreciation                       2%           3%           3%           4%
----------------------------------------------------------------------------------------
 Corporate Bond                             8%           7%           5%           0%
----------------------------------------------------------------------------------------
 Davis Venture Value                        4%           4%           4%           5%
----------------------------------------------------------------------------------------
 Emerging Markets                           0%           0%           2%           3%
----------------------------------------------------------------------------------------
 Foreign Value                              6%           9%          10%          10%
----------------------------------------------------------------------------------------
 Global Bond                                4%           3%           0%           0%
----------------------------------------------------------------------------------------
 Government and Quality Bond               14%           7%           5%           0%
----------------------------------------------------------------------------------------
 Growth Opportunities                       2%           3%           4%           5%
----------------------------------------------------------------------------------------
 High-Yield Bond                            4%           0%           0%           0%
----------------------------------------------------------------------------------------
 International Diversified Equities         0%           0%           0%           5%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income              2%           2%           3%           3%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                     2%           2%           3%           4%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust          4%           5%           6%           7%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                             0%           0%           0%           2%
----------------------------------------------------------------------------------------
 Real Estate                                3%           4%           4%           5%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                      5%           6%           7%           8%
----------------------------------------------------------------------------------------
 Small Company Value                        0%           3%           4%           4%
----------------------------------------------------------------------------------------
 Total Return Bond                         18%          15%          12%           2%
----------------------------------------------------------------------------------------
 Van Kampen LIT Comstock, Class II
  Shares                                    4%           5%           6%           6%
----------------------------------------------------------------------------------------
 Van Kampen LIT Growth and Income,
  Class II Shares                           6%           6%           6%           7%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------


The Polaris Portfolio Allocator models listed above are those that are currently available. The Polaris Portfolio Allocator models are reconfigured annually. However, once you invest in a Polaris Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Polaris Portfolio Allocator model in line with your investment goals over time.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2008 and within the previous twelve months (from August 17, 2007 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2008 must be submitted by U.S. Mail (from August 17, 2008 through August 16,
2009).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer ("Default Rebalancing Instructions"). For example, your current contract value is allocated 80% in Variable Portfolio A and 20% in Variable Portfolio B. You request a transfer of 50% from Variable Portfolio A to Variable Portfolio C. Then your Default Rebalancing Instructions would be 40% in Variable Portfolio A, 20% in Variable Portfolio B and 40% in Variable Portfolio C. You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio which had higher returns into a Variable Portfolio which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing and you have not made any transfer, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Additionally, if you elect an optional living benefit, withdrawals up to the maximum annual withdrawal amount allowed under your optional living benefit are free of withdrawal charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]
    D=Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CERTAIN OPTIONAL LIVING BENEFITS ARE EITHER NO LONGER OFFERED OR HAVE CHANGED SINCE FIRST BEING OFFERED. IF YOUR CONTRACT WAS ISSUED WITH AN OPTIONAL LIVING BENEFIT PRIOR TO MAY 1, 2009, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS REGARDING THOSE LIVING BENEFITS.

You may elect one of the following living benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee.

MARKETLOCK INCOME PLUS offers guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit for up to 5 or 10 years, even after withdrawals begin. The annual 6% Income Credit is reduced but not eliminated in any contract year in which withdrawals up to the maximum annual amount are taken, therefore providing a guarantee that income can increase during the first 10 years even after starting withdrawals. After the first 10 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90. In addition, if no withdrawals are taken during the first 12 years, on the 12th contract anniversary, the Minimum Income Base is equal to 200% of Eligible Purchase Payments.

MARKETLOCK FOR LIFE PLUS offers guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit for up to 5 or 10 years, even after withdrawals begin. The annual 6% Income Credit is only available in years that no withdrawals are taken. After the first 10 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90. In addition, if no withdrawals are taken during the first 12 years, on the 12th contract anniversary, the Minimum Income Base is equal to 200% of Eligible Purchase Payments.

MARKETLOCK FOR LIFE offers guaranteed lifetime income based on the contract's highest anniversary value during the contract's first 5 years. After the first 5 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90.

The living benefits described below are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. Living benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on these features as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

Living benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base, as defined below.

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the contract's free withdrawal amount and the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the features, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Please note that these features may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

These optional living benefits are designed for individuals or spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners and same-sex partners who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates; the surviving Owner may not receive the full benefit of the feature.

MARKETLOCK INCOME PLUS

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
   (based on the age of the older Owner)           45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock Income Plus work?

MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least

200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday                5% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON
     OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday              4.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Are there investment requirements if I elect MarketLock Income Plus?

As long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios:
        American Funds Asset Allocation SAST
        Asset Allocation
        Balanced
        Franklin Income Securities Fund
        MFS Total Return; or

     4. In accordance with the requirements outlined in the table below:

---------------------------------------------------
            INVEST-
 INVEST-      MENT
  MENT      REQUIRE-        VARIABLE PORTFOLIOS
  GROUP       MENT         AND/OR FIXED ACCOUNTS
--------- ----------- -----------------------------
 A. Bon-    Minimum    BB&T Total Return Bond VIF*
    d,        30%      Cash Management
    Cash    Maximum    Corporate Bond
    and       100%     Global Bond
    Fix-               Government and Quality Bond
    ed                 Total Return Bond
    Acc-
    ount               DCA FIXED ACCOUNTS
                       6-Month DCA
                       1-Year DCA
                       2-Year DCA

                       FIXED ACCOUNTS
                       1-Year Fixed (if available)
--------- ----------- -----------------------------

---------------------------------------------------
            INVEST-
 INVEST-      MENT
  MENT      REQUIRE-        VARIABLE PORTFOLIOS
  GROUP       MENT         AND/OR FIXED ACCOUNTS
--------- ----------- -----------------------------
 B. Equ-    Minimum    Aggressive Growth
    ity        0%      Alliance Growth
    Max-    Maximum    American Funds Asset
    imum      70%      Allocation SAST
                       American Funds Global Growth
                       SAST
                       American Funds Growth SAST
                       American Funds Growth-Income
                       SAST
                       Asset Allocation
                       Balanced (JPM)
                       Balanced
                       BB&T Capital Manager Equity
                       VIF*
                       BB&T Large Cap VIF*
                       BB&T Large Cap Growth VIF*
                       BB&T Special Opportunities
                         Equity VIF*
                       Blue Chip Growth
                       Capital Appreciation
                       Columbia Asset Allocation
                       Fund, VS**
                       Columbia High Yield Fund,
                       VS**
                       Columbia Large Cap Value
                       Fund, VS**
                       Columbia Marsico Focused
                       Equities
                         Fund, VS**
                       Columbia Marsico Growth
                       Fund, VS**
                       Columbia Marsico Int'l
                       Opportunities
                         Fund, VS**
                       Columbia Mid Cap Growth
                       Fund, VS**
                       Conservative Growth
                       Davis Venture Value
                       "Dogs" of Wall Street
                       Equity Opportunities
                       Foreign Value
                       Franklin Income Securities
                       Fund
                       Franklin Templeton VIP
                       Founding
                         Funds Allocation Fund
                       Fundamental Growth
                       Global Equities
                       Growth
                       Growth-Income
                       High-Yield Bond
                       International Diversified
                       Equities
                       International Growth and
                       Income
                       Lord Abbett Growth and
                       Income
                       Marsico Focused Growth
                       MFS Massachusetts Investors
                       Trust
                       MFS Total Return
                       Small & Mid Cap Value
                       Strategic Growth
                       Telecom Utility
                       Van Kampen LIT Capital
                       Growth,
                         Class II Shares
                       Van Kampen LIT Comstock,
                         Class II Shares
                       Van Kampen LIT Growth and
                       Income,
                         Class II Shares
--------- ----------- -----------------------------
 C. Lim-    Minimum    BB&T Mid Cap Growth*
    ited       0%      Capital Growth
    Equ-    Maximum    Columbia Marsico 21st
    ity       10%      Century
                         Fund, VS**
                       Columbia Small Company
                       Growth
                         Fund, VS**
                       Emerging Markets
                       Growth Opportunities
                       Mid-Cap Growth
                       Natural Resources
                       Real Estate
                       Small Company Value
                       Technology
--------- ----------- -----------------------------



* Only available if you purchased your contract through BB&T Investment Services, Inc.

** Only available if you purchased your contract through Banc of America Investment Services, Inc.

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. The investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                 ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        1.10% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.35% of Income Base
------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation

Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.

MARKETLOCK FOR LIFE PLUS

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
         AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
          OR SURVIVING COVERED PERSON AT                 WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following Balanced Variable
        Portfolios:

        American Funds Asset Allocation SAST
        Asset Allocation
        Balanced
        Franklin Income Securities Fund
        MFS Total Return; or

     4. Invest in accordance with the requirements outlined in the table below:

------------------------------------------------------------------------------------------------
     INVESTMENT             INVESTMENT                        VARIABLE PORTFOLIOS
        GROUP               REQUIREMENT                      AND/OR FIXED ACCOUNTS
--------------------- ---------------------- ---------------------------------------------------
 A. Bond, Cash and          Minimum 30%       BB&T Total Return Bond VIF*
    Fixed Account          Maximum 100%       Cash Management
                                              Corporate Bond
                                              Global Bond
                                              Government and Quality Bond
                                              Total Return Bond

                                              DCA FIXED ACCOUNTS
                                              6-Month DCA
                                              1-Year DCA
                                              2-Year DCA

                                              FIXED ACCOUNTS
                                              1-Year Fixed (if available)
--------------------- ---------------------- ---------------------------------------------------

------------------------------------------------------------------------------------------------
     INVESTMENT             INVESTMENT                        VARIABLE PORTFOLIOS
        GROUP               REQUIREMENT                      AND/OR FIXED ACCOUNTS
--------------------- ---------------------- ---------------------------------------------------
 B. Equity Maximum          Minimum 0%        Aggressive Growth
                            Maximum 70%       Alliance Growth
                                              American Funds Asset Allocation SAST
                                              American Funds Global Growth SAST
                                              American Funds Growth SAST
                                              American Funds Growth-Income SAST
                                              Asset Allocation
                                              Balanced (JPM)
                                              Balanced
                                              BB&T Capital Manager Equity VIF*
                                              BB&T Large Cap VIF*
                                              BB&T Large Cap Growth VIF*
                                              BB&T Special Opportunities Equity VIF*
                                              Blue Chip Growth
                                              Capital Appreciation
                                              Columbia Asset Allocation Fund, VS**
                                              Columbia High Yield Fund, VS**
                                              Columbia Large Cap Value Fund, VS**
                                              Columbia Marsico Focused Equities
                                                Fund, VS**
                                              Columbia Marsico Growth Fund, VS**
                                              Columbia Marsico Int'l Opportunities
                                                Fund, VS**
                                              Columbia Mid Cap Growth Fund, VS**
                                              Conservative Growth
                                              Davis Venture Value
                                              "Dogs" of Wall Street
                                              Equity Opportunities
                                              Foreign Value
                                              Franklin Income Securities Fund
                                              Franklin Templeton VIP Founding
                                                Funds Allocation Fund
                                              Fundamental Growth
                                              Global Equities
                                              Growth
                                              Growth-Income
                                              High-Yield Bond
                                              International Diversified Equities
                                              International Growth and Income
                                              Lord Abbett Growth and Income
                                              Marsico Focused Growth
                                              MFS Massachusetts Investors Trust
                                              MFS Total Return
                                              Small & Mid Cap Value
                                              Strategic Growth
                                              Telecom Utility
                                              Van Kampen LIT Capital Growth,
                                                Class II Shares
                                              Van Kampen LIT Comstock,
                                                Class II Shares
                                              Van Kampen LIT Growth and Income,
                                                Class II Shares
--------------------- ---------------------- ---------------------------------------------------
 C. Limited Equity          Minimum 0%        BB&T Mid Cap Growth VIF*
                            Maximum 10%       Capital Growth
                                              Columbia Marsico 21st Century
                                                Fund, VS**
                                              Columbia Small Company Growth
                                                Fund, VS**
                                              Emerging Markets
                                              Growth Opportunities
                                              Mid-Cap Growth
                                              Natural Resources
                                              Real Estate
                                              Small Company Value
                                              Technology
--------------------- ---------------------- ---------------------------------------------------



* Only available if you purchased your contract through BB&T Investment Services, Inc.

** Only available if you purchased your contract through Banc of America Investment Services, Inc.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year.

For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit

Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
 For One Covered Person                             0.95% of Income Base
----------------------------------------------------------------------------------
 For Two Covered Persons                            1.25% of Income Base
----------------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE PLUS.

MARKETLOCK FOR LIFE

When and how may I elect MarketLock For Life?

You may elect MarketLock For Life at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person.

If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE?" BELOW.

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:

     1. 100% in the Cash Management Variable Portfolio; or

     2. 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. 100% in one or a combination of the following balanced Variable
        Portfolios:

        American Funds Asset Allocation SAST
        Asset Allocation
        Balanced
        Franklin Income Securities Fund
        MFS Total Return; or

     4. In accordance with the requirements outlined in the table below:

-----------------------------------------------------------------------------------------------------
     INVESTMENT                INVESTMENT                          VARIABLE PORTFOLIOS
        GROUP                 REQUIREMENT                         AND/OR FIXED ACCOUNTS
--------------------- --------------------------- ---------------------------------------------------
 A. Bond, Cash and            Minimum 30%          BB&T Total Return Bond VIF*
    Fixed Account             Maximum 100%         Cash Management
                                                   Corporate Bond
                                                   Global Bond
                                                   Government and Quality Bond
                                                   Total Return Bond

                                                   DCA FIXED ACCOUNTS
                                                   6-Month DCA
                                                   1-Year DCA
                                                   2-Year DCA

                                                   FIXED ACCOUNTS
                                                   1-Year Fixed (if available)
--------------------- --------------------------- ---------------------------------------------------



-----------------------------------------------------------------------------------------------------
     INVESTMENT                INVESTMENT                          VARIABLE PORTFOLIOS
        GROUP                 REQUIREMENT                         AND/OR FIXED ACCOUNTS
--------------------- --------------------------- ---------------------------------------------------
 B. Equity Maximum             Minimum 0%          Aggressive Growth
                              Maximum 70%          Alliance Growth
                                                   American Funds Asset Allocation SAST
                                                   American Funds Global Growth SAST
                                                   American Funds Growth SAST
                                                   American Funds Growth-Income SAST
                                                   Asset Allocation
                                                   Balanced (JPM)
                                                   Balanced
                                                   BB&T Capital Manager Equity VIF*
                                                   BB&T Large Cap VIF*
                                                   BB&T Large Cap Growth VIF*
                                                   BB&T Special Opportunities Equity VIF*
                                                   Blue Chip Growth
                                                   Capital Appreciation
                                                   Columbia Asset Allocation Fund, VS**
                                                   Columbia High Yield Fund, VS**
                                                   Columbia Large Cap Value Fund, VS**
                                                   Columbia Marsico Focused Equities
                                                     Fund, VS**
                                                   Columbia Marsico Growth Fund, VS**
                                                   Columbia Marsico Int'l Opportunities
                                                     Fund, VS**
                                                   Columbia Mid Cap Growth Fund, VS**
                                                   Conservative Growth
                                                   Davis Venture Value
                                                   "Dogs" of Wall Street
                                                   Equity Opportunities
                                                   Foreign Value
                                                   Franklin Income Securities Fund
                                                   Franklin Templeton VIP Founding
                                                     Funds Allocation Fund
                                                   Fundamental Growth
                                                   Global Equities
                                                   Growth
                                                   Growth-Income
                                                   High-Yield Bond
                                                   International Diversified Equities
                                                   International Growth and Income
                                                   Lord Abbett Growth and Income
                                                   Marsico Focused Growth
                                                   MFS Massachusetts Investors Trust
                                                   MFS Total Return
                                                   Small & Mid Cap Value
                                                   Strategic Growth
                                                   Telecom Utility
                                                   Van Kampen LIT Capital Growth,
                                                     Class II Shares
                                                   Van Kampen LIT Comstock,
                                                     Class II Shares
                                                   Van Kampen LIT Growth and Income,
                                                     Class II Shares
--------------------- --------------------------- ---------------------------------------------------
 C. Limited Equity             Minimum 0%          BB&T Mid Cap Growth VIF*
                              Maximum 10%          Capital Growth
                                                   Columbia Marsico 21st Century
                                                     Fund, VS**
                                                   Columbia Small Company Growth
                                                     Fund, VS**
                                                   Emerging Markets
                                                   Growth Opportunities
                                                   Mid-Cap Growth
                                                   Natural Resources
                                                   Real Estate
                                                   Small Company Value
                                                   Technology
--------------------- --------------------------- ---------------------------------------------------



* Only available if you purchased your contract through BB&T Investment Services, Inc.

** Only available if you purchased your contract through Banc of America Investment Services, Inc.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Each year following the Effective Date is a Benefit Year. Only on each Benefit Year anniversary do we determine if the Income Base should be increased based on cumulative Eligible Purchase Payments or the highest Anniversary Value. The calculation and components of this determination are detailed below.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE.

ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS

The following provides additional information applicable to all of the optional living benefits ("Living Benefit(s)").

What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base will no longer be increased on the Benefit Year anniversary.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual

Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS OR "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK FOR LIFE ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS REGARDING THOSE FEATURES.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-Qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of contract value or Net Purchase Payments.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by any Withdrawal Adjustment; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary and reduced by any Withdrawal Adjustment since that contract anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of contract value.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in Washington.

Please note that this feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before your 80th birthday; or

          (c) The date of death,

         adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the time timeframes outlined in (a)-(c) will not accrue at 5%.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you elected the Combination HV & Roll-Up death benefit or are age 81 or older at the time we issue your contract. This benefit is not available for election in New York and Washington.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------


The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners and same-sex partners who jointly own or are Beneficiaries of a contract should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE

---------------------------------------------------------------------------------------------------------------------------
------------
 YEAR OF
 RECEIPT           1             2             3             4             5             6             7            8+
---------------------------------------------------------------------------------------------------------------------------
 WITH-
 DRAWAL
 CHARGE           7%            6%            5%            4%            3%            2%            1%            0%
---------------------------------------------------------------------------------------------------------------------------


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the Principal Variable Contracts Funds, Inc., shares of MTB Group of Funds, Class 2 shares of the Franklin Templeton Variable Insurance Products Trust, Class 3 shares of Anchor Series Trust and SunAmerica Series Trust and Class B shares of Columbia Funds Variable Insurance Trust I. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFITS FEES

The annualized living benefits fees will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

OPTIONAL MARKETLOCK INCOME PLUS FEE

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          1.10% of Income Base
--------------------------------------------------------
 For Two Covered Persons         1.35% of Income Base
--------------------------------------------------------

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
 For One Covered Person                             0.95% of Income Base
----------------------------------------------------------------------------------
 For Two Covered Persons                            1.25% of Income Base
----------------------------------------------------------------------------------




OPTIONAL MARKETLOCK FOR LIFE FEE

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
 For One Covered Person                             0.70% of Income Base
----------------------------------------------------------------------------------
 For Two Covered Persons                            0.95% of Income Base
----------------------------------------------------------------------------------




OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes and the percentage of the tax.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 7.75% of the initial Purchase Payment.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2008 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. PLEASE SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. PLEASE SEE TAXES BELOW.

ANNUITY INCOME OPTIONS

You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans.

If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a Non-Natural Owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of the Company, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.

OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation.

American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement services and asset management. In September 2008, American International Group experienced a severe strain on its liquidity that resulted in American International Group, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of American International Group through the issuance of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.

Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, American International Group's participation under the Troubled Assets Relief Program ("TARP") and American International Group's restructuring plans can be found in American International Group's Form 10-K and subsequent filings on Form 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, American International Group management assessed whether American International Group has the ability to continue operations as a going concern for the next 12 months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the United States Department of the Treasury, American International Group management's plans to stabilize American International Group's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, American International Group management believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of American International Group management's plans could be materially different, or that one or more of American International Group management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, American International Group may need additional U.S. government support to meet its obligations as they come due, including obligations under the support agreement discussed below and/or to provide capital support to its subsidiaries, such as the Company should such a need arise.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of American International Group and rating downgrades beginning late in the third quarter of 2008, the uncertainties associated with American International Group's restructuring plan and other American International Group-related news also has an impact on the Company's sales.

The Company is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts , including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

PLEASE SEE APPENDIX E FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES BY AMERICAN HOME ASSURANCE COMPANY FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.

FINANCIAL STATEMENTS

There are various sets of financial statements included in the Registration Statement. The financial statements of the Company, the Separate Account and the Guarantor, if applicable, are available by requesting a copy of the Statement of Additional Information. The financial statements of American International Group are incorporated by reference herein. Information about how to obtain these documents is provided below.

THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix E for more information regarding the Guarantor.

AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT

American International Group's 10-K is incorporated herein by reference and we provide you notice of certain other filings made by American International Group because there is a Support Agreement in place whereby American International Group has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires American International Group to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against American International Group on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.

The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of American International Group included in American International Group's Annual Report on Form 10-K for the year ended December 31, 2008, File No. 001-08787, filed on March 2, 2009, and on Form 10-K/A filed on March 13, 2009, are incorporated herein by reference in the prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. In addition, American International Group filed a Form 10-K/A on April 30, 2009 and a Form 8-K on June 29, 2009, both of which relate to the March 2, 2009 10-K filing.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

We encourage both existing and prospective contract owners to read and understand the financial statements.

The SEC allows the Company to "incorporate by reference" some of the information American International Group files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.

The financial statements are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

American International Group is subject to the informational requirements of the Exchange Act of 1934 and as a result files reports and other information with the SEC to meet those requirements. American International Group files this information electronically via EDGAR and it is available to the public through the SEC's website at www.sec.gov.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI are listed below.

Separate Account
General Account
Support Agreement Between the Company and
  American International Group
Master Feeder Structure
Performance Data
MarketLock Income Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock For Life Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock Optional Living Benefit
  Provisions for Contracts Issued Before
  May 1, 2009
MarketLock For Two Optional Living Benefit
  Provisions for Contacts Issued Before May
  1, 2008
Polaris Income Rewards Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2008
Capital Protector Optional Living Benefit
  Provisions for Contracts Issued Before
  May 1, 2009
Death Benefit Provisions for Contracts
  Issued Before May 1, 2007
Death Benefit Provisions Following Spousal
  Continuation for Contracts Issued Before
  May 1, 2007
Death Benefit Provisions for Contracts
  Issued Between May 1, 2007 and May 1,
  2009
Death Benefit Provisions Following Spousal
  Continuation for Contracts Issued Between
  May 1, 2007 and May 1, 2009
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Forms Receiving Revenue
  Sharing Payments
Distribution of Contracts
Financial Statements


IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, PLEASE SEE APPENDIX E FOR THE TABLE OF CONTENTS APPLICABLE TO YOUR STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                  12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class
3 Shares
(Inception Date - 09/30/02)
       Beginning AUV..........  (a)$10.011    (a)$10.077    (a)$12.720    (a)$14.595    (a)$15.591    (a)$17.353    (a)$16.976
                                (b)$10.011    (b)$10.067    (b)$12.678    (b)$14.510    (b)$15.461    (b)$17.165    (b)$16.750
       Ending AUV.............  (a)$10.077    (a)$12.720    (a)$14.595    (a)$15.591    (a)$17.353    (a)$16.976    (a)$7.892
                                (b)$10.067    (b)$12.678    (b)$14.510    (b)$15.461    (b)$17.165    (b)$16.750    (b)$7.768
       Ending Number of AUs...  (a)9,218      (a)142,870    (a)304,888    (a)375,556    (a)449,908    (a)494,528    (a)491,661
                                (b)527        (b)28,027     (b)44,962     (b)49,579     (b)103,193    (b)109,263    (b)43,394

--------------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV..........  (a)$21.881    (a)$21.940    (a)$27.122    (a)$28.764    (a)$32.957    (a)$32.629    (a)$36.738
                                (b)$21.881    (b)$21.905    (b)$27.011    (b)$28.575    (b)$32.659    (b)$32.252    (b)$36.224
       Ending AUV.............  (a)$21.940    (a)$27.122    (a)$28.764    (a)$32.957    (a)$32.629    (a)$36.738    (a)$21.389
                                (b)$21.905    (b)$27.011    (b)$28.575    (b)$32.659    (b)$32.252    (b)$36.224    (b)$21.037
       Ending Number of AUs...  (a)45,029     (a)594,386    (a)1,392,217  (a)1,794,665  (a)2,883,084  (a)3,130,060  (a)2,794,859
                                (b)5,469      (b)69,502     (b)153,379    (b)174,011    (b)216,897    (b)211,232    (b)180,654
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET
ALLOCATION SAST - SAST Class 3
Shares
(Inception Date - 05/01/07)
       Beginning AUV..........  N/A           N/A           N/A           N/A           N/A           (a)$10.999    (a)$11.019
                                                                                                      (b)$10.986    (b)$10.988
       Ending AUV.............  N/A           N/A           N/A           N/A           N/A           (a)$11.019    (a)$7.614
                                                                                                      (b)$10.988    (b)$7.574
       Ending Number of AUs...  N/A           N/A           N/A           N/A           N/A           (a)346,582    (a)764,582
                                                                                                      (b)1,484      (b)46,529
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH
SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
       Beginning AUV..........  N/A           N/A           N/A           N/A           N/A           (a)$11.461    (a)$12.137
                                                                                                      (b)$11.446    (b)$12.101
       Ending AUV.............  N/A           N/A           N/A           N/A           N/A           (a)$12.137    (a)$7.337
                                                                                                      (b)$12.101    (b)$7.297
       Ending Number of AUs...  N/A           N/A           N/A           N/A           N/A           (a)1,214,611  (a)3,351,467
                                                                                                      (b)32,390     (b)57,150
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME
SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
       Beginning AUV..........  N/A           N/A           N/A           N/A           N/A           (a)$11.011    (a)$10.859
                                                                                                      (b)$10.997    (b)$10.826
       Ending AUV.............  N/A           N/A           N/A           N/A           N/A           (a)$10.859    (a)$6.625
                                                                                                      (b)$10.826    (b)$6.589
       Ending Number of AUs...  N/A           N/A           N/A           N/A           N/A           (a)2,491,397  (a)5,456,199
                                                                                                      (b)65,512     (b)141,060
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH
SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
       Beginning AUV..........  N/A           N/A           N/A           N/A           N/A           (a)$11.204    (a)$11.748
                                                                                                      (b)$11.189    (b)$11.713
       Ending AUV.............  N/A           N/A           N/A           N/A           N/A           (a)$11.748    (a)$6.458
                                                                                                      (b)$11.713    (b)$6.423
       Ending Number of AUs...  N/A           N/A           N/A           N/A           N/A           (a)2,222,920  (a)5,068,818
                                                                                                      (b)43,414     (b)87,954
--------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3
Shares
(Inception Date - 05/01/06)
       Beginning AUV..........  N/A           N/A           N/A           N/A           (a)$23.604    (a)$24.966    (a)$26.599
                                                                                        (b)$23.604    (b)$24.934    (b)$26.499
       Ending AUV.............  N/A           N/A           N/A           N/A           (a)$24.966    (a)$26.599    (a)$20.109
                                                                                        (b)$24.934    (b)$26.499    (b)$19.984
       Ending Number of AUs...  N/A           N/A           N/A           N/A           (a)4,146      (a)5,704      (a)8,316
                                                                                        (b)370        (b)553        (b)553
--------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional EstatePlus feature
                 (b) With election of the optional EstatePlus feature

                                               FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                  12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)

       Beginning AUV..........  (a)$12.518    (a)$12.509    (a)$14.149    (a)$14.844    (a)$14.860    (a)$16.185    (a)$16.762
                                (b)$12.518    (b)$12.492    (b)$14.093    (b)$14.748    (b)$14.727    (b)$16.001    (b)$16.529
       Ending AUV.............  (a)$12.509    (a)$14.149    (a)$14.844    (a)$14.860    (a)$16.185    (a)$16.762    (a)$12.208
                                (b)$12.492    (b)$14.093    (b)$14.748    (b)$14.727    (b)$16.001    (b)$16.529    (b)$12.009
       Ending Number of AUs...  (a)8,446      (a)233,499    (a)379,968    (a)350,110    (a)419,732    (a)481,284    (a)440,594
                                (b)12,402     (b)46,635     (b)55,278     (b)61,926     (b)62,295     (b)61,881     (b)64,555

--------------------------------------------------------------------------------------------------------------------------------

BALANCED - PVCF Class 2 Shares
(Inception Date - 09/30/02)
       Beginning AUV..........  (a)$6.410     (a)$6.765     (a)$8.160     (a)$8.828     (a)$9.192     (a)$9.993     (a)$10.668
                                (b)$6.394     (b)$6.737     (b)$8.106     (b)$8.747     (b)$9.086     (b)$9.852     (b)$10.492
       Ending AUV.............  (a)$6.765     (a)$8.160     (a)$8.828     (a)$9.192     (a)$9.993     (a)$10.668    (a)$7.732
                                (b)$6.737     (b)$8.106     (b)$8.747     (b)$9.086     (b)$9.852     (b)$10.492    (b)$7.584
       Ending Number of AUs...  (a)96,311     (a)881,607    (a)1,625,466  (a)1,921,048  (a)2,069,620  (a)2,118,131  (a)1,907,434
                                (b)13,638     (b)99,844     (b)195,480    (b)179,192    (b)214,937    (b)249,671    (b)177,806
--------------------------------------------------------------------------------------------------------------------------------

BB&T CAPITAL MANAGER EQUITY
VIF - VIF
(Inception Date - 10/10/05)
       Beginning AUV..........  N/A           N/A           N/A           (a)$10.000    (a)$10.479    (a)$11.947    (a)$12.011
                                                                          (b)$10.000    (b)$10.464    (b)$11.864    (b)$11.897
       Ending AUV.............  N/A           N/A           N/A           (a)$10.479    (a)$11.947    (a)$12.011    (a)$7.308
                                                                          (b)$10.464    (b)$11.864    (b)$11.897    (b)$7.221
       Ending Number of AUs...  N/A           N/A           N/A           (a)30         (a)123,936    (a)173,827    (a)153,612
                                                                          (b)30         (b)29         (b)29         (b)28
--------------------------------------------------------------------------------------------------------------------------------

BB&T LARGE CAP VIF - VIF
(Inception Date - 10/10/05)
       Beginning AUV..........  N/A           N/A           N/A           (a)$10.000    (a)$10.489    (a)$12.529    (a)$11.616
                                                                          (b)$10.000    (b)$10.474    (b)$12.436    (b)$11.501
       Ending AUV.............  N/A           N/A           N/A           (a)$10.489    (a)$12.529    (a)$11.616    (a)$7.159
                                                                          (b)$10.474    (b)$12.436    (b)$11.501    (b)$7.069
       Ending Number of AUs...  N/A           N/A           N/A           (a)10,292     (a)105,524    (a)148,107    (a)110,124
                                                                          (b)30         (b)29         (b)1,895      (b)53
--------------------------------------------------------------------------------------------------------------------------------

BB&T MID CAP GROWTH VIF - VIF
(Inception Date - 10/10/05)
       Beginning AUV..........  N/A           N/A           N/A           (a)$10.000    (a)$10.708    (a)$10.893    (a)$14.486
                                                                          (b)$10.000    (b)$10.695    (b)$10.834    (b)$14.373
       Ending AUV.............  N/A           N/A           N/A           (a)$10.708    (a)$10.893    (a)$14.486    (a)$6.879
                                                                          (b)$10.695    (b)$10.834    (b)$14.373    (b)$6.809
       Ending Number of AUs...  N/A           N/A           N/A           (a)14,211     (a)89,226     (a)136,116    (a)159,896
                                                                          (b)30         (b)2,870      (b)29         (b)28
--------------------------------------------------------------------------------------------------------------------------------

BB&T SPECIAL OPPORTUNITIES
EQUITY VIF - VIF
(Inception Date - 10/10/05)
       Beginning AUV..........  N/A           N/A           N/A           (a)$10.000    (a)$10.364    (a)$12.731    (a)$14.221
                                                                          (b)$10.000    (b)$10.356    (b)$12.676    (b)$14.124
       Ending AUV.............  N/A           N/A           N/A           (a)$10.364    (a)$12.731    (a)$14.221    (a)$9.284
                                                                          (b)$10.356    (b)$12.676    (b)$14.124    (b)$9.198
       Ending Number of AUs...  N/A           N/A           N/A           (a)21,617     (a)145,572    (a)335,246    (a)385,627
                                                                          (b)30         (b)2,591      (b)4,693      (b)6,699
--------------------------------------------------------------------------------------------------------------------------------

BB&T TOTAL RETURN BOND
VIF - VIF
(Inception Date - 10/10/05)
       Beginning AUV..........  N/A           N/A           N/A           (a)$10.000    (a)$10.011    (a)$10.202    (a)$10.698
                                                                          (b)$10.000    (b)$10.004    (b)$10.165    (b)$10.632
       Ending AUV.............  N/A           N/A           N/A           (a)$10.011    (a)$10.202    (a)$10.698    (a)$10.893
                                                                          (b)$10.004    (b)$10.165    (b)$10.632    (b)$10.799
       Ending Number of AUs...  N/A           N/A           N/A           (a)16,874     (a)$113,717   (a)303,010    (a)304,777
                                                                          (b)30         (b)1,742      (b)23,505     (b)20,961
--------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional EstatePlus feature
                 (b) With election of the optional EstatePlus feature

                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                              INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV........  (a)$4.530     (a)$4.659     (a)$5.769     (a)$5.965     (a)$6.009     (a)$6.292     (a)$7.051
                              (b)$4.530     (b)$4.646     (b)$5.739     (b)$5.919     (b)$5.948     (b)$6.213     (b)$6.944
       Ending AUV...........  (a)$4.659     (a)$5.769     (a)$5.965     (a)$6.009     (a)$6.292     (a)$7.051     (a)$4.225
                              (b)$4.646     (b)$5.739     (b)$5.919     (b)$5.948     (b)$6.213     (b)$6.944     (b)$4.151
       Ending Number of
          AUs...............  (a)25,770     (a)414,391    (a)752,019    (a)785,591    (a)895,957    (a)1,102,100  (a)1,033,941
                              (b)369        (b)40,274     (b)57,552     (b)73,940     (b)109,597    (b)109,074    (b)74,728

------------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV........  (a)$24.182    (a)$25.794    (a)$33.529    (a)$35.945    (a)$39.429    (a)$43.161    (a)$54.156
                              (b)$24.182    (b)$25.769    (b)$33.414    (b)$35.732    (b)$39.097    (b)$42.691    (b)$53.432
       Ending AUV...........  (a)$25.794    (a)$33.529    (a)$35.945    (a)$39.429    (a)$43.161    (a)$54.156    (a)$31.735
                              (b)$25.769    (b)$33.414    (b)$35.732    (b)$39.097    (b)$42.691    (b)$53.432    (b)$31.233
       Ending Number of
          AUs...............  (a)137,717    (a)1,159,548  (a)2,519,158  (a)3,345,891  (a)4,374,300  (a)4,480,619  (a)4,311,735
                              (b)7,742      (b)137,361    (b)277,447    (b)313,930    (b)340,891    (b)327,440    (b)294,449
------------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class
3 Shares
(Inception Date - 05/01/06)
       Beginning AUV........  N/A           N/A           N/A           N/A           (a)$7.423     (a)$8.061     (a)$8.993
                                                                                      (b)$7.423     (b)$8.043     (b)$8.951
       Ending AUV...........  N/A           N/A           N/A           N/A           (a)$8.061     (a)$8.993     (a)$4.845
                                                                                      (b)$8.043     (b)$8.951     (b)$4.810
       Ending Number of
          AUs...............  N/A           N/A           N/A           N/A           (a)2,736      (a)1,314,618  (a)2,819,772
                                                                                      (b)1,152      (b)72,507     (b)99,050
------------------------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class
3 Shares
(Inception Date - 09/30/02)
       Beginning AUV........  (a)$13.025    (a)$13.018    (a)$12.878    (a)$12.756    (a)$12.882    (a)$13.243    (a)$13.597
                              (b)$13.025    (b)$12.985    (b)$12.811    (b)$12.659    (b)$12.752    (b)$13.076    (b)$13.392
       Ending AUV...........  (a)$13.018    (a)$12.878    (a)$12.756    (a)$12.882    (a)$13.243    (a)$13.597    (a)$13.516
                              (b)$12.985    (b)$12.811    (b)$12.659    (b)$12.752    (b)$13.076    (b)$13.392    (b)$13.280
       Ending Number of                                                                                           (a)12,573,3-
          AUs...............  (a)281,453    (a)2,514,514  (a)4,601,605  (a)4,581,317  (a)6,262,248  (a)7,564,142  73
                              (b)94,850     (b)261,745    (b)401,041    (b)418,314    (b)554,158    (b)785,450    (b)1,002,411
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

COLUMBIA ASSET ALLOCATION
FUND, VARIABLE SERIES - CFT
Class A Shares
(Inception Date - 04/07/03)
       Beginning AUV........  (a)N/A        (a)$8.229     (a)$9.608     (a)$10.240    (a)$10.535    (a)$11.330    (a)$12.183
                              (b)N/A        (b)$8.200     (b)$9.557     (b)$10.159    (b)$10.426    (b)$11.184    (b)$11.994
       Ending AUV...........  (a)N/A        (a)$9.608     (a)$10.240    (a)$10.535    (a)$11.330    (a)$12.183    (a)$8.601
                              (b)N/A        (b)$9.557     (b)$10.159    (b)$10.426    (b)$11.184    (b)$11.994    (b)$8.446
       Ending Number of
          AUs...............  (a)N/A        (a)50,082     (a)77,425     (a)64,127     (a)54,059     (a)51,580     (a)49,399
                              (b)N/A        (b)51         (b)133        (b)151        (b)155        (b)154        (b)150
------------------------------------------------------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND,
VARIABLE SERIES - CFT I
Class A Shares
(Inception Date - 04/07/03)
       Beginning AUV........  (a)N/A        (a)$11.013    (a)$13.182    (a)$14.464    (a)$14.553    (a)$15.946    (a)$15.994
                              (b)N/A        (b)$10.964    (b)$13.100    (b)$14.338    (b)$14.389    (b)$15.727    (b)$15.736
       Ending AUV...........  (a)N/A        (a)$13.182    (a)$14.464    (a)$14.553    (a)$15.946    (a)$15.994    (a)$11.850
                              (b)N/A        (b)$13.100    (b)$14.338    (b)$14.389    (b)$15.727    (b)$15.736    (b)$11.629
       Ending Number of
          AUs...............  (a)N/A        (a)154,070    (a)253,871    (a)289,705    (a)259,519    (a)284,458    (a)232,711
                              (b)N/A        (b)11,170     (b)17,481     (b)25,114     (b)18,147     (b)16,162     (b)14,695
------------------------------------------------------------------------------------------------------------------------------

COLUMBIA LARGE CAP VALUE
FUND, VARIABLE SERIES - CFT
Class A Shares
(Inception Date - 04/07/03)
       Beginning AUV........  (a)N/A        (a)$7.226     (a)$9.431     (a)$10.512    (a)$11.320    (a)$13.173    (a)$13.329
                              (b)N/A        (b)$7.186     (b)$9.360     (b)$10.407    (b)$11.178    (b)$12.976    (b)$13.097
       Ending AUV...........  (a)N/A        (a)$9.431     (a)$10.512    (a)$11.320    (a)$13.173    (a)$13.329    (a)$8.261
                              (b)N/A        (b)$9.360     (b)$10.407    (b)$11.178    (b)$12.976    (b)$13.097    (b)$8.097
       Ending Number of
          AUs...............  (a)N/A        (a)171,341    (a)373,341    (a)414,113    (a)411,462    (a)446,155    (a)393,903
                              (b)N/A        (b)9,090      (b)24,132     (b)15,655     (b)16,687     (b)17,073     (b)14,326
------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO 21ST
CENTURY FUND, VARIABLE
SERIES - CFT I Class A
Shares
(Inception Date - 04/07/03)
       Beginning AUV........  (a)N/A        (a)$7.488     (a)$10.705    (a)$12.901    (a)$13.708    (a)$16.167    (a)$18.994
                              (b)N/A        (b)$7.454     (b)$10.636    (b)$12.785    (b)$13.550    (b)$15.941    (b)$18.682
       Ending AUV...........  (a)N/A        (a)$10.705    (a)$12.901    (a)$13.708    (a)$16.167    (a)$18.994    (a)$10.557
                              (b)N/A        (b)$10.636    (b)$12.785    (b)$13.550    (b)$15.941    (b)$18.682    (b)$10.358
       Ending Number of
          AUs...............  (a)N/A        (a)13,567     (a)31,699     (a)38,437     (a)55,466     (a)59,644     (a)77,016
                              (b)N/A        (b)916        (b)272        (b)1,406      (b)1,324      (b)977        (b)1,266
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional EstatePlus feature
                 (b) With election of the optional EstatePlus feature

                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                               INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                 12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO FOCUSED
EQUITIES FUND, VARIABLE
SERIES - CFT I Class A Shares
(Inception Date - 04/07/03)
       Beginning AUV.........  (a)N/A        (a)$7.372     (a)$9.382     (a)$10.289    (a)$11.179    (a)$11.921    (a)$13.334
                               (b)N/A        (b)$7.333     (b)$9.315     (b)$10.190    (b)$11.043    (b)$11.747    (b)$13.107
       Ending AUV............  (a)N/A        (a)$9.382     (a)$10.289    (a)$11.179    (a)$11.921    (a)$13.334    (a)$7.709
                               (b)N/A        (b)$9.315     (b)$10.190    (b)$11.043    (b)$11.747    (b)$13.107    (b)$7.558
       Ending Number of AUs..  (a)N/A        (a)371,681    (a)664,662    (a)723,864    (a)713,487    (a)728,630    (a)666,408
                               (b)N/A        (b)11,251     (b)34,349     (b)31,300     (b)34,958     (b)35,700     (b)36,485

-------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES - CFT I Class
A Shares
(Inception Date - 04/07/03)
       Beginning AUV.........  (a)N/A        (a)$6.791     (a)$8.602     (a)$9.577     (a)$10.135    (a)$10.590    (a)$12.254
                               (b)N/A        (b)$6.760     (b)$8.547     (b)$9.491     (b)$10.019    (b)$10.443    (b)$12.053
       Ending AUV............  (a)N/A        (a)$8.602     (a)$9.577     (a)$10.135    (a)$10.590    (a)$12.254    (a)$7.308
                               (b)N/A        (b)$8.547     (b)$9.491     (b)$10.019    (b)$10.443    (b)$12.053    (b)$7.170
       Ending Number of AUs..  (a)N/A        (a)89,757     (a)327,478    (a)369,013    (a)347,490    (a)376,346    (a)345,281
                               (b)N/A        (b)6,744      (b)16,634     (b)19,866     (b)22,564     (b)21,184     (b)21,506
-------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO
INTERNATIONAL OPPORTUNITIES
FUND, VARIABLE SERIES - CFT I
Class B Shares
(Inception Date - 04/07/03)
       Beginning AUV.........  (a)N/A        (a)$8.569     (a)$11.886    (a)$13.650    (a)$16.070    (a)$19.503    (a)$22.989
                               (b)N/A        (b)$8.546     (b)$11.833    (b)$13.555    (b)$15.917    (b)$19.269    (b)$22.656
       Ending AUV............  (a)N/A        (a)$11.886    (a)$13.650    (a)$16.070    (a)$19.503    (a)$22.989    (a)$11.663
                               (b)N/A        (b)$11.833    (b)$13.555    (b)$15.917    (b)$19.269    (b)$22.656    (b)$11.466
       Ending Number of AUs..  (a)N/A        (a)119,127    (a)283,024    (a)319,443    (a)304,317    (a)299,090    (a)286,270
                               (b)N/A        (b)7,071      (b)18,282     (b)11,129     (b)12,301     (b)11,489     (b)10,129
-------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MID CAP GROWTH FUND,
VARIABLE SERIES - CFT I Class
A Shares
(Inception Date - 04/07/03)
       Beginning AUV.........  (a)N/A        (a)$5.745     (a)$7.295     (a)$8.197     (a)$8.492     (a)$9.844     (a)$11.623
                               (b)N/A        (b)$5.332     (b)$6.757     (b)$7.574     (b)$7.827     (b)$9.050     (b)$10.659
       Ending AUV............  (a)N/A        (a)$7.295     (a)$8.197     (a)$8.492     (a)$9.844     (a)$11.623    (a)$6.378
                               (b)N/A        (b)$6.757     (b)$7.574     (b)$7.827     (b)$9.050     (b)$10.659    (b)$5.834
       Ending Number of AUs..  (a)N/A        (a)59.774     (a)77,494     (a)76,174     (a)75,701     (a)65,635     (a)71,174
                               (b)N/A        (b)4,127      (b)9,139      (b)1,054      (b)1,011      (b)116        (b)145
-------------------------------------------------------------------------------------------------------------------------------

COLUMBIA SMALL COMPANY GROWTH
FUND, VARIABLE SERIES - CFT
Class A Shares
(Inception Date - 04/07/03)
       Beginning AUV.........  (a)N/A        (a)$6.885     (a)$9.606     (a)$10.422    (a)$10.893    (a)$12.060    (a)$13.476
                               (b)N/A        (b)$6.845     (b)$9.532     (b)$10.316    (b)$10.754    (b)$11.877    (b)$13.240
       Ending AUV............  (a)N/A        (a)$9.606     (a)$10.422    (a)$10.893    (a)$12.060    (a)$13.476    (a)$7.854
                               (b)N/A        (b)$9.532     (b)$10.316    (b)$10.754    (b)$11.877    (b)$13.240    (b)$7.697
       Ending Number of AUs..  (a)N/A        (a)66,928     (a)114,931    (a)124,687    (a)114,801    (a)110,228    (a)103,007
                               (b)N/A        (b)4,725      (b)7,992      (b)4,578      (b)5,229      (b)5,124      (b)4,230
-------------------------------------------------------------------------------------------------------------------------------

CONSERVATIVE GROWTH - PVCF
Class 2 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$6.183     (a)$6.589     (a)$8.331     (a)$9.156     (a)$9.623     (a)$10.610    (a)$11.394
                               (b)$6.188     (b)$6.572     (b)$8.290     (b)$9.087     (b)$9.527     (b)$10.478    (b)$11.224
       Ending AUV............  (a)$6.589     (a)$8.331     (a)$9.156     (a)$9.623     (a)$10.610    (a)$11.394    (a)$7.485
                               (b)$6.572     (b)$8.290     (b)$9.087     (b)$9.527     (b)$10.478    (b)$11.224    (b)$7.355
       Ending Number of AUs..  (a)26,095     (a)465,978    (a)1,050,151  (a)1,027,621  (a)1,115,113  (a)1,106,919  (a)1,028,847
                               (b)4,569      (b)61,397     (b)83,827     (b)121,143    (b)100,299    (b)91,965     (b)57,647
-------------------------------------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$14.394    (a)$14.704    (a)$16.174    (a)$16.975    (a)$16.995    (a)$17.675    (a)$18.316
                               (b)$14.394    (b)$14.702    (b)$16.133    (b)$16.889    (b)$16.867    (b)$17.498    (b)$18.087
       Ending AUV............  (a)$14.704    (a)$16.174    (a)$16.975    (a)$16.995    (a)$17.675    (a)$18.316    (a)$16.594
                               (b)$14.702    (b)$16.133    (b)$16,889    (b)$16.867    (b)$17.498    (b)$18.087    (b)$16.346
       Ending Number of AUs..  (a)115,713    (a)946,263    (a)2,446,329  (a)3,611,661  (a)5,353,272  (a)7,944,595  (a)7,874,390
                               (b)2,563      (b)149,828    (b)295,085    (b)384,057    (b)416,742    (b)471,398    (b)583,066
-------------------------------------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$20.108    (a)$21.460    (a)$28.069    (a)$31.304    (a)$34.019    (a)$38.538    (a)$40.004
                               (b)$20.108    (b)$21.427    (b)$27,956    (b)$31.099    (b)$33.712    (b)$38.095    (b)$39.445
       Ending AUV............  (a)$21.460    (a)$28.069    (a)$31.304    (a)$34.019    (a)$38.538    (a)$40.004    (a)$24.304
                               (b)$21.427    (b)$27.956    (b)$31.099    (b)$33.712    (b)$38.095    (b)$39.445    (b)$23.904
       Ending Number of AUs..  (a)115,086    (a)1,725,140  (a)3,961,597  (a)5,339,471  (a)7,089,919  (a)7,953,979  (a)7,456,868
                               (b)25,333     (b)262,216    (b)477,981    (b)510,164    (b)604,054    (b)616,966    (b)515,459
-------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional EstatePlus feature
                 (b) With election of the optional EstatePlus feature

                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                               INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                 12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$8.149     (a)$8.902     (a)$10.500    (a)$11.309    (a)$10.807    (a)$12.916    (a)$12.444
                               (b)$8.149     (b)$8.901     (b)$10.471    (b)$11.249    (b)$10.723    (b)$12.783    (b)$12.284
       Ending AUV............  (a)$8.902     (a)$10.500    (a)$11.309    (a)$10.807    (a)$12.916    (a)$12.444    (a)$8.974
                               (b)$8.901     (b)$10.471    (b)$11.249    (b)$10.723    (b)$12.783    (b)$12.284    (b)$8.837
       Ending Number of AUs..  (a)15,055     (a)263,040    (a)418,075    (a)463,718    (a)597,474    (a)608,503    (a)532,185
                               (b)7,757      (b)66,688     (b)67,748     (b)65,627     (b)59,804     (b)62,551     (b)54,629

-------------------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class
3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$5.486     (a)$5.958     (a)$8.933     (a)$10.934    (a)$14.738    (a)$18.981    (a)$26.368
                               (b)$5.486     (b)$5.952     (b)$8.902     (b)$10.868    (b)$14.613    (b)$18.773    (b)$26.014
       Ending AUV............  (a)$5.958     (a)$8.933     (a)$10.934    (a)$14.738    (a)$18.981    (a)$26.368    (a)$11.238
                               (b)$5.952     (b)$8.902     (b)$10.868    (b)$14.613    (b)$18.773    (b)$26.014    (b)$11.059
       Ending Number of AUs..  (a)11,000     (a)186,478    (a)456,021    (a)761,320    (a)1,649,432  (a)2,461,859  (a)3,013,050
                               (b)1,832      (b)42,556     (b)92,068     (b)116,625    (b)167,163    (b)173,478    (b)147,046
-------------------------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$11.895    (a)$12.912    (a)$16.184    (a)$17.475    (a)$17.970    (a)$20.603    (a)$20.262
                               (b)$11.895    (b)$12.895    (b)$16.122    (b)$17.365    (b)$17.813    (b)$20.371    (b)$19.984
       Ending AUV............  (a)$12.912    (a)$16.184    (a)$17.475    (a)$17.970    (a)$20.603    (a)$20.262    (a)$12.248
                               (b)$12.895    (b)$16.122    (b)$17.365    (b)$17.813    (b)$20.371    (b)$19.984    (b)$12.050
       Ending Number of AUs..  (a)60,297     (a)226,851    (a)622,734    (a)822,351    (a)903,364    (a)948,393    (a)855,879
                               (b)7,324      (b)27,080     (b)85,742     (b)87,622     (b)88,580     (b)89,095     (b)84,495
-------------------------------------------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$8.970     (a)$9.407     (a)$12.463    (a)$14.701    (a)$15.918    (a)$19.918    (a)$22.377
                               (b)$8.970     (b)$9.390     (b)$12.410    (b)$14.602    (b)$15.770    (b)$19.684    (b)$22.059
       Ending AUV............  (a)$9.407     (a)$12.463    (a)$14.701    (a)$15.918    (a)$19.918    (a)$22.377    (a)$12.999
                               (b)$9.390     (b)$12.410    (b)$14.602    (b)$15.770    (b)$19.684    (b)$22.059    (b)$12.782
       Ending Number of AUs..  (a)163,234    (a)2,457,488  (a)5,451,685  (a)7,478,428  (a)8,464,352  (a)8,278,169  (a)8,160,636
                               (b)12,214     (b)361,907    (b)731,789    (b)832,008    (b)805,836    (b)750,840    (b)626,735
-------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES
FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
       Beginning AUV.........  N/A           N/A           N/A           N/A           N/A           N/A           (a)$10.000
                                                                                                                   (b)$10.000
       Ending AUV............  N/A           N/A           N/A           N/A           N/A           N/A           (a)$7.040
                                                                                                                   (b)$7.024
       Ending Number of AUs..  N/A           N/A           N/A           N/A           N/A           N/A           (a)452,711
                                                                                                                   (b)16,923
-------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VIP
FOUNDING FUNDS ALLOCATION
FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
       Beginning AUV.........  N/A           N/A           N/A           N/A           N/A           N/A           (a)$10.000
                                                                                                                   (b)$10.000
       Ending AUV............  N/A           N/A           N/A           N/A           N/A           N/A           (a)$6.617
                                                                                                                   (b)$6.605
       Ending Number of AUs..  N/A           N/A           N/A           N/A           N/A           N/A           (a)1,074,744
                                                                                                                   (b)15,239
-------------------------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$13.178    (a)$13.785    (a)$16.795    (a)$17.326    (a)$18.055    (a)$18.764    (a)$21.243
                               (b)$13.178    (b)$13.756    (b)$16.718    (b)$17.203    (b)$17.882    (b)$18.539    (b)$20.935
       Ending AUV............  (a)$13.785    (a)$16.795    (a)$17.326    (a)$18.055    (a)$18.764    (a)$21.243    (a)$11.513
                               (b)$13.756    (b)$16.718    (b)$17.203    (b)$17.882    (b)$18.539    (b)$20.935    (b)$11.317
       Ending Number of AUs..  (a)26,714     (a)91,097     (a)103,249    (a)135,003    (a)130,613    (a)997,044    (a)2,026,151
                               (b)3,638      (b)14,803     (b)28,343     (b)35,072     (b)29,737     (b)63,408     (b)78,054
-------------------------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$16.095    (a)$16.324    (a)$16.611    (a)$16.968    (a)$17.435    (a)$17.792    (a)$19.469
                               (b)$16.095    (b)$16.246    (b)$16.490    (b)$16.800    (b)$17.220    (b)$17.529    (b)$19.133
       Ending AUV............  (a)$16.324    (a)$16.611    (a)$16.968    (a)$17.435    (a)$17.792    (a)$19.469    (a)$20.211
                               (b)$16.246    (b)$16.490    (b)$16.800    (b)$17.220    (b)$17.529    (b)$19.133    (b)$19.813
       Ending Number of AUs..  (a)14,628     (a)255,534    (a)503,487    (a)725,256    (a)1,071,309  (a)1,467,057  (a)1,980,249
                               (b)90         (b)37,002     (b)52,106     (b)63,593     (b)81,952     (b)91,595     (b)254,722
-------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional EstatePlus feature
                 (b) With election of the optional EstatePlus feature

                                            FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                             INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                               12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.......  (a)$11.708    (a)$12.546    (a)$15.584    (a)$17.129    (a)$19.485    (a)$23.713    (a)$26.063
                             (b)$11.708    (b)$12.519    (b)$15.468    (b)$16.958    (b)$19.243    (b)$23.360    (b)$25.610
       Ending AUV..........  (a)$12.546    (a)$15.584    (a)$17.129    (a)$19.485    (a)$23.713    (a)$26.063    (a)$14.494
                             (b)$12.519    (b)$15.468    (b)$16.958    (b)$19.243    (b)$23.360    (b)$25.610    (b)$14.207
       Ending Number of
          AUs..............  (a)7,750      (a)73,506     (a)119,362    (a)200,036    (a)362,260    (a)426,892    (a)359,200
                             (b)13         (b)10,826     (b)12,359     (b)22,358     (b)39,237     (b)43,823     (b)31,973

-----------------------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY
BOND - AST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.......  (a)$16.370    (a)$16.472    (a)$16.588    (a)$16.854    (a)$16.995    (a)$17.248    (a)$18.012
                             (b)$16.370    (b)$16.443    (b)$16.522    (b)$16.743    (b)$16.842    (b)$17.050    (b)$17.760
       Ending AUV..........  (a)$16.472    (a)$16.588    (a)$16.854    (a)$16.995    (a)$17.248    (a)$18.012    (a)$18.463
                             (b)$16.443    (b)$16.522    (b)$16.743    (b)$16.842    (b)$17.050    (b)$17.760    (b)$18.160
       Ending Number of                                                              (a)10,626,2-  (a)13,323,5-  (a)12,573,6-
          AUs..............  (a)290,385    (a)3,984,131  (a)6,795,338  (a)8,408,596  61            14            96
                             (b)50,620     (b)497,760    (b)735,600    (b)890,252    (b)919,178    (b)964,023    (b)811,494
-----------------------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.......  (a)$19.417    (a)$20.848    (a)$26.615    (a)$28.987    (a)$30.508    (a)$33.954    (a)$36.761
                             (b)$19.417    (b)$20.811    (b)$26.501    (b)$28.791    (b)$30.226    (b)$33.557    (b)$36.240
       Ending AUV..........  (a)$20.848    (a)$26.615    (a)$28.987    (a)$30.508    (a)$33.954    (a)$36.761    (a)$21.517
                             (b)$20.811    (b)$26.501    (b)$28.791    (b)$30.226    (b)$33.557    (b)$36.240    (b)$21.159
       Ending Number of
          AUs..............  (a)65,224     (a)890,267    (a)1,902,186  (a)2,539,346  (a)2,914,292  (a)2,990,739  (a)2,897,675
                             (b)7,793      (b)104,691    (b)210,421    (b)235,606    (b)243,493    (b)244,509    (b)213,542
-----------------------------------------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class
3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.......  (a)$20.102    (a)$20.787    (a)$25.658    (a)$28.116    (a)$29.613    (a)$31.254    (a)$34.122
                             (b)$20.102    (b)$20.749    (b)$25.549    (b)$27.926    (b)$29.339    (b)$30.888    (b)$33.637
       Ending AUV..........  (a)$20.787    (a)$25.658    (a)$28.116    (a)$29.613    (a)$31.254    (a)$34.122    (a)$19.139
                             (b)$20.749    (b)$25.549    (b)$27.926    (b)$29.339    (b)$30.888    (b)$33.637    (b)$18.820
       Ending Number of
          AUs..............  (a)52,756     (a)231,147    (a)341,335    (a)353,804    (a)331,445    (a)352,763    (a)310,819
                             (b)877        (b)40,091     (b)48,384     (b)36,525     (b)39,625     (b)44,500     (b)31,411
-----------------------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.......  (a)$3.230     (a)$3.435     (a)$4.557     (a)$4.753     (a)$5.027     (a)$5.603     (a)$6.692
                             (b)$3.230     (b)$3.434     (b)$4.544     (b)$4.728     (b)$4.988     (b)$5.545     (b)$6.606
       Ending AUV..........  (a)$3.435     (a)$4.557     (a)$4.753     (a)$5.027     (a)$5.603     (a)$6.692     (a)$4.215
                             (b)$3.434     (b)$4.544     (b)$4.728     (b)$4.988     (b)$5.545     (b)$6.606     (b)$4.151
       Ending Number of
          AUs..............  (a)35,308     (a)269,627    (a)376,828    (a)436,395    (a)2,038,593  (a)2,816,410  (a)3,614,829
                             (b)16,803     (b)71,725     (b)113,528    (b)121,365    (b)366,614    (b)384,457    (b)280,200
-----------------------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.......  (a)$10.951    (a)$11.586    (a)$14.978    (a)$17.285    (a)$18.488    (a)$20.828    (a)$20.746
                             (b)$10.951    (b)$11.563    (b)$14.910    (b)$17.164    (b)$18.313    (b)$20.579    (b)$20.447
       Ending AUV..........  (a)$11.586    (a)$14.978    (a)$17.285    (a)$18.488    (a)$20.828    (a)$20.746    (a)$13.828
                             (b)$11.563    (b)$14.910    (b)$17.164    (b)$18.313    (b)$20.579    (b)$20.447    (b)$13.594
       Ending Number of
          AUs..............  (a)23,586     (a)711,066    (a)1,167,520  (a)1,439,531  (a)1,841,869  (a)1,781,080  (a)1,826,308
                             (b)5,755      (b)148,009    (b)210,729    (b)216,181    (b)247,665    (b)248,744    (b)161,531
-----------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL DIVERSIFIED
EQUITIES - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV.......  (a)$6.995     (a)$7.170     (a)$9.286     (a)$10.629    (a)$11.883    (a)$14.413    (a)$16.333
                             (b)$6.995     (b)$7.157     (b)$9.246     (b)$10.557    (b)$11.772    (b)$14.243    (b)$16.101
       Ending AUV..........  (a)$7.170     (a)$9.286     (a)$10.629    (a)$11.883    (a)$14.413    (a)$16.333    (a)$9.714
                             (b)$7.157     (b)$9.246     (b)$10.557    (b)$11.772    (b)$14.243    (b)$16.101    (b)$9.551
       Ending Number of
          AUs..............  (a)111,291    (a)2,207,499  (a)5,282,478  (a)6,980,114  (a)8,786,616  (a)9,617,980  (a)9,262,015
                             (b)13,612     (b)271,169    (b)569,670    (b)674,781    (b)746,813    (b)742,225    (b)634,304
-----------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND
INCOME - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV.......  (a)$8.000     (a)$8.330     (a)$11.204    (a)$13.305    (a)$14.940    (a)$18.647    (a)$19.633
                             (b)$8.000     (b)$8.343     (b)$11.198    (b)$13.264    (b)$14.857    (b)$18.498    (b)$19.427
       Ending AUV..........  (a)$8.330     (a)$11.204    (a)$13.305    (a)$14.940    (a)$18.647    (a)$19.633    (a)$10.433
                             (b)$8.343     (b)$11.198    (b)$13.264    (b)$14.857    (b)$18.498    (b)$19.427    (b)$10.298
       Ending Number of
          AUs..............  (a)103,102    (a)650,379    (a)1,095,825  (a)1,240,833  (a)2,346,218  (a)4,233,308  (a)6,154,304
                             (b)1,722      (b)112,450    (b)181,437    (b)198,586    (b)279,960    (b)352,101    (b)276,108
-----------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional EstatePlus feature
                 (b) With election of the optional EstatePlus feature

                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                               INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                 12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND
INCOME - LASF Class VC Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$7.486     (a)$8.180     (a)$10.556    (a)$11.713    (a)$11.911    (a)$13.758    (a)$14.016
                               (b)$7.471     (b)$8.159     (b)$10.503    (b)$11.624    (b)$11.791    (b)$13.586    (b)$13.806
       Ending AUV............  (a)$8.180     (a)$10.556    (a)$11.713    (a)$11.911    (a)$13.758    (a)$14.016    (a)$8.777
                               (b)$8.159     (b)$10.503    (b)$11.624    (b)$11.791    (b)$13.586    (b)$13.806    (b)$8.624
       Ending Number of AUs..  (a)62,903     (a)820,512    (a)1,842,691  (a)2,918,656  (a)3,343,646  (a)4,972,606  (a)6,142,792
                               (b)39,318     (b)139,335    (b)251,944    (b)340,627    (b)418,362    (b)441,524    (b)354,391

-------------------------------------------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$7.628     (a)$7.429     (a)$9.507     (a)$10.391    (a)$11.302    (a)$12.058    (a)$13.463
                               (b)$7.628     (b)$7.419     (b)$9.470     (b)$10.324    (b)$11.202    (b)$11.920    (b)$13.277
       Ending AUV............  (a)$7.429     (a)$9.507     (a)$10.391    (a)$11.302    (a)$12.058    (a)$13.463    (a)$7.827
                               (b)$7.419     (b)$9.470     (b)$10.324    (b)$11.202    (b)$11.920    (b)$13.277    (b)$7.700
       Ending Number of AUs..  (a)75,347     (a)918,445    (a)1,613,367  (a)1,862,559  (a)2,272,022  (a)2,262,925  (a)2,026,022
                               (b)22,137     (b)290,269    (b)344,467    (b)351,405    (b)373,703    (b)366,160    (b)250,227
-------------------------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS
TRUST - SAST Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$14.084    (a)$14.930    (a)$17.969    (a)$19.749    (a)$20.902    (a)$23.242    (a)$25.248
                               (b)$14.084    (b)$14.910    (b)$17.902    (b)$19.626    (b)$20.719    (b)$22.981    (b)$24.902
       Ending AUV............  (a)$14.930    (a)$17.969    (a)$19.749    (a)$20.902    (a)$23.242    (a)$25.248    (a)$16.758
                               (b)$14.910    (b)$17.902    (b)$19.626    (b)$20.719    (b)$22.981    (b)$24.902    (b)$16.487
       Ending Number of AUs..  (a)30,003     (a)545,587    (a)965,475    (a)1,154,664  (a)1,222,475  (a)1,162,435  (a)1,487,750
                               (b)2,373      (a)81,535     (a)152,345    (b)153,731    (b)148,705    (b)137,805    (b)116,989
-------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class
3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$18.961    (a)$19.853    (a)$22.797    (a)$24.931    (a)$25.240    (a)$27.772    (a)$28.439
                               (b)$18.961    (b)$19.815    (b)$22.697    (b)$24.759    (b)$25.004    (b)$27.443    (b)$28.032
       Ending AUV............  (a)$19.853    (a)$22.797    (a)$24.931    (a)$25.240    (a)$27.772    (a)$28.439    (a)$21.787
                               (b)$19.815    (b)$22.697    (b)$24.759    (b)$25.004    (b)$27.443    (b)$28.032    (b)$21.421
       Ending Number of AUs..  (a)114,386    (a)1,504,372  (a)2,762,921  (a)3,689,840  (a)4,509,276  (a)5,050,185  (a)4,098,186
                               (b)17,494     (b)198,694    (b)436,939    (b)418,351    (b)430,635    (b)427,718    (b)320,564
-------------------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$6.525     (a)$6.965     (a)$9.392     (a)$10.528    (a)$10.672    (a)$10.754    (a)$12.356
                               (b)$6.525     (b)$6.950     (b)$9.349     (b)$10.453    (b)$10.570    (b)$10.624    (b)$12.177
       Ending AUV............  (a)$6.965     (a)$9.392     (a)$10.528    (a)$10.672    (a)$10.754    (a)$12.356    (a)$6.875
                               (b)$6.950     (b)$9.349     (b)$10.453    (b)$10.570    (b)$10.624    (b)$12.177    (b)$6.758
       Ending Number of AUs..  (a)127,090    (a)1,733,813  (a)2,889,335  (a)3,399,290  (a)3,745,555  (a)3,794,939  (a)3,656,635
                               (b)14,748     (b)329,389    (b)410,472    (b)421,850    (b)404,637    (b)376,684    (b)309,556
-------------------------------------------------------------------------------------------------------------------------------

MTB MANAGED ALLOCATION
FUND - MODERATE GROWTH
II - MTB*
(Inception Date - 02/05/07)
       Beginning AUV.........  N/A           N/A           N/A           N/A           N/A           (a)$10.000    (a)$10.381
                                                                                                     (b)$10.000    (b)$10.304
       Ending AUV............  N/A           N/A           N/A           N/A           N/A           (a)$10.381    (a)$7.251
                                                                                                     (b)$10.304    (b)$7.233
       Ending Number of AUs..  N/A           N/A           N/A           N/A           N/A           (a)10         (a)225
                                                                                                     (b)10         (b)9
-------------------------------------------------------------------------------------------------------------------------------

NATURAL RESOURCES - AST Class
3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$13.753    (a)$15.272    (a)$22.162    (a)$27.232    (a)$39.093    (a)$47.983    (a)$66.094
                               (b)$13.753    (b)$15.260    (b)$22.091    (b)$27.077    (b)$38.773    (b)$47.471    (b)$65.225
       Ending AUV............  (a)$15.272    (a)$22.162    (a)$27.232    (a)$39.093    (a)$47.983    (a)$66.094    (a)$32.598
                               (b)$15.260    (b)$22.091    (b)$27.077    (b)$38.773    (b)$47.471    (b)$65.225    (b)$32.089
       Ending Number of AUs..  (a)3,369      (a)166,767    (a)404,634    (a)739,694    (a)1,154,271  (a)1,381,792  (a)1,525,014
                               (b)3,108      (b)33,063     (b)83,304     (b)111,658    (b)116,852    (b)120,429    (b)147,655
-------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$11.543    (a)$11.836    (a)$16.050    (a)$21.219    (a)$23.619    (a)$31.207    (a)$26.262
                               (b)$11.543    (b)$11.824    (b)$15.993    (b)$21.091    (b)$23.417    (b)$30.864    (b)$25.908
       Ending AUV............  (a)$11.836    (a)$16.050    (a)$21.219    (a)$23.619    (a)$31.207    (a)$26.262    (a)$14.476
                               (b)$11.824    (b)$15.993    (b)$21.091    (b)$23.417    (b)$30.864    (b)$25.908    (b)$14.244
       Ending Number of AUs..  (a)21,457     (a)337,695    (a)766,182    (a)1,038,763  (a)1,640,171  (a)2,229,342  (a)2,838,918
                               (b)5,369      (b)86,289     (b)149,777    (b)140,939    (b)131,391    (b)141,216    (b)132,405
-------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional EstatePlus feature
                 (b) With election of the optional EstatePlus feature
                 * As of April 24, 2009, this fund was closed to new Purchase Payments, subsequent Purchase Payments and any transfers.

                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                               INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                 12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST
Class 3 Shares
(Inception Date - 05/01/06)
       Beginning AUV.........  N/A           N/A           N/A           N/A           (a)$10.000    (a)$10.117    (a)$9.283
                                                                                       (b)$10.000    (b)$10.094    (b)$9.239
       Ending AUV............  N/A           N/A           N/A           N/A           (a)$10.117    (a)$9.283     (a)$6.043
                                                                                       (b)$10.094    (b)$9.239     (b)$6.000
       Ending Number of AUs..  N/A           N/A           N/A           N/A           (a)728,027    (a)2,654,238  (a)3,939,977
                                                                                       (b)51,178     (b)102,087    (b)103,397

-------------------------------------------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST
Class 3 Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$9.180     (a)$10.122    (a)$13.588    (a)$15.770    (a)$16.432    (a)$18.363    (a)$18.366
                               (b)$9.180     (b)$10.100    (b)$13.525    (b)$15.657    (b)$16.273    (b)$18.140    (b)$18.098
       Ending AUV............  (a)$10.122    (a)$13.588    (a)$15.770    (a)$16.432    (a)$18.363    (a)$18.366    (a)$11.728
                               (b)$10.100    (b)$13.525    (b)$15.657    (b)$16.273    (b)$18.140    (b)$18.098    (b)$11.528
       Ending Number of AUs..  (a)107,425    (a)1,434,738  (a)3,052,819  (a)4,137,920  (a)5,143,175  (a)6,305,761  (a)7,184,906
                               (b)10,354     (b)282,420    (b)526,107    (b)597,742    (b)630,452    (b)669,971    (b)521,933
-------------------------------------------------------------------------------------------------------------------------------

STRATEGIC GROWTH
PORTFOLIO - PVCF Class 2
Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$6.386     (a)$6.874     (a)$8.989     (a)$9.964     (a)$10.547    (a)$11.714    (a)$12.615
                               (b)$6.373     (b)$6.842     (b)$8.924     (b)$9.867     (b)$10.418    (b)$11.542    (b)$12.399
       Ending AUV............  (a)$6.874     (a)$8.989     (a)$9.964     (a)$10.547    (a)$11.714    (a)$12.615    (a)$7.758
                               (b)$6.842     (b)$8.924     (b)$9.867     (b)$10.418    (b)$11.542    (b)$12.399    (b)$7.606
       Ending Number of AUs..  (a)34,328     (a)196,663    (a)366,800    (a)414,070    (a)424,086    (a)461,328    (a)368,304
                               (b)24         (b)26,179     (b)29,647     (b)36,625     (b)27,375     (b)27,159     (b)15,823
-------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3
Shares
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$1.432     (a)$1.716     (a)$2.544     (a)$2.436     (a)$2.388     (a)$2.373     (a)$2.842
                               (b)$1.432     (b)$1.715     (b)$2.536     (b)$2.422     (b)$2.369     (b)$2.347     (b)$2.805
       Ending AUV............  (a)$1.716     (a)$2.544     (a)$2.436     (a)$2.388     (a)$2.373     (a)$2.842     (a)$1.364
                               (b)$1.715     (b)$2.536     (b)$2.422     (b)$2.369     (b)$2.347     (b)$2.805     (b)$1.343
       Ending Number of AUs..  (a)79,837     (a)1,468,721  (a)2,169,510  (a)2,548,377  (a)2,728,058  (a)3,477,553  (a)3,622,635
                               (b)20,700     (b)223,801    (b)484,558    (b)447,079    (b)322,498    (b)336,545    (b)302,187
-------------------------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class
3 Shares
(Inception Date - 08/28/06)
       Beginning AUV.........  N/A           N/A           N/A           N/A           (a)$13.372    (a)$15.021    (a)$17.850
                                                                                       (b)$13.372    (b)$15.004    (b)$17.785
       Ending AUV............  N/A           N/A           N/A           N/A           (a)$15.021    (a)$17.850    (a)$10.971
                                                                                       (b)$15.004    (b)$17.785    (b)$10.904
       Ending Number of AUs..  N/A           N/A           N/A           N/A           (a)42,419     (a)192,952    (a)333,788
                                                                                       (b)1,413      (b)10,213     (b)12,912
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST
Class 3 Shares
(Inception Date - 05/01/06)
       Beginning AUV.........  N/A           N/A           N/A           N/A           (a)$20.026    (a)$21.174    (a)$21.958
                                                                                       (b)$20.026    (b)$21.098    (b)$21.812
       Ending AUV............  N/A           N/A           N/A           N/A           (a)$21.174    (a)$21.958    (a)$22.667
                                                                                       (b)$21.098    (b)$21.812    (b)$22.460
       Ending Number of AUs..  N/A           N/A           N/A           N/A           (a)374        (a)38,934     (a)1,404,183
                                                                                       (b)0          (b)2,443      (b)92,268
-------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT CAPITAL
GROWTH, CLASS II SHARES - VKT
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$7.139     (a)$6.916     (a)$8.654     (a)$9.101     (a)$9.648     (a)$9.752     (a)$11.204
                               (b)$7.133     (b)$6.906     (b)$8.619     (b)$9.042     (b)$9.562     (b)$9.640     (b)$11.048
       Ending AUV............  (a)$6.916     (a)$8.654     (a)$9.101     (a)$9.648     (a)$9.752     (a)$11.204    (a)$5.615
                               (b)$6.906     (b)$8.619     (b)$9.042     (b)$9.562     (b)$9.640     (b)$11.048    (b)$5.523
       Ending Number of AUs..  (a)33,388     (a)396,216    (a)550,209    (a)895,138    (a)753,453    (a)646,792    (a)548,186
                               (b)1,754      (b)93,581     (b)94,913     (b)217,691    (b)108,663    (b)98,944     (b)104,274
-------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT COMSTOCK,
CLASS II SHARES - VKT
(Inception Date - 09/30/02)
       Beginning AUV.........  (a)$7.298     (a)$8.101     (a)$10.434    (a)$12.068    (a)$12.374    (a)$14.143    (a)$13.606
                               (b)$7.296     (b)$8.094     (b)$10.399    (b)$11.998    (b)$12.271    (b)$13.991    (b)$13.425
       Ending AUV............  (a)$8.101     (a)$10.434    (a)$12.068    (a)$12.374    (a)$14.143    (a)$13.606    (a)$8.603
                               (b)$8.094     (b)$10.399    (b)$11.998    (b)$12.271    (b)$13.991    (b)$13.425    (b)$8.467
       Ending Number of AUs..  (a)73,831     (a)1,500,438  (a)3,195,672  (a)5,524,644  (a)4,594,908  (a)4,894,749  (a)5,027,807
                               (b)11,726     (b)247,660    (b)446,382    (b)906,531    (b)492,762    (b)465,957    (b)362,897
-------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional EstatePlus feature
                 (b) With election of the optional EstatePlus feature

                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                              INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT GROWTH AND
INCOME, CLASS II
SHARES - VKT
(Inception Date - 09/30/02)
       Beginning AUV........  (a)$8.181     (a)$8.826     (a)$11.100    (a)$12.476    (a)$13.482    (a)$15.400    (a)$15.551
                              (b)$8.180     (b)$8.197     (b)$11.064    (b)$12.405    (b)$13.372    (b)$15.236    (b)$15.347
       Ending AUV...........  (a)$8.826     (a)$11.100    (a)$12.476    (a)$13.482    (a)$15.400    (a)$15.551    (a)$10.383
                              (b)$8.197     (b)$11.064    (b)$12.405    (b)$13.372    (b)$15.236    (b)$15.347    (b)$10.221
       Ending Number of                                                                             (a)10,893,8-  (a)11,485,2-
          AUs...............  (a)189,460    (a)2,716,948  (a)5,646,184  (a)8,184,294  (a)9,167,857  77            93
                              (b)16,825     (b)341,615    (b)588,204    (b)814,192    (b)738,477    (b)773,364    (b)665,641

------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Without election of the optional EstatePlus feature
                 (b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The death benefit is calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.  Contract value; or

     b.  Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:

     a.  Contract value; or

     b.  The lesser of:

          (1)  Continuation Net Purchase Payments; or

          (2)  125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Net Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received, and reduced by any Withdrawal Adjustment since that anniversary. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:

     a. Contract value; or

     b. The lesser of:

          (1) Continuation Net Purchase Payments; or

          (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see the Statement of Additional Information for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

B.  COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S
    DEATH:

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, and adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before the Continuing Spouse's 80th birthday; or

          (c) The Continuing Spouse's date of death,

         adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the Maximum Anniversary Value death benefit without election of an Optional Living Benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies. If the Continuing Spouse terminates the benefit or dies after the Latest Annuity Date, no Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

C.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock For Life features:

MARKETLOCK INCOME PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock Income Plus feature:

EXAMPLE 1:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st anniversary is the Net Income Credit Percentage (6%) multiplied by the Income Credit Base ($100,000) which equals $6,000. On your 1st contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $223,000      $218,000      $200,000       $12,000       $10,900
----------------------------------------------------------------------------------
     3rd        $223,000      $230,000      $200,000       $12,000       $11,500
----------------------------------------------------------------------------------
     4th        $223,000      $242,000      $200,000       $12,000       $12,100
----------------------------------------------------------------------------------
     5th        $253,000      $285,800      $230,000       $13,800       $14,290
----------------------------------------------------------------------------------
     6th        $303,000      $299,600      $230,000       $13,800       $14,980
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year. On your 2nd anniversary, your Income Credit is $12,000
(6% x $200,000) and your Income Base equals $218,000 ($206,000 + $12,000). Your
Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $272,000
($242,000 + $30,000). On your 5th anniversary, your Income Credit Base is $230,000 and your Income Credit equals $13,800 ($230,000 x 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Therefore, if you elect to extend your Income Credit Period, your Income Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amount are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000      $115,000        N/A*         $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $121,900      $115,000       $6,900        $6,095
----------------------------------------------------------------------------------
     4th        $110,000      $128,800      $115,000       $6,900        $6,440
----------------------------------------------------------------------------------
     5th        $140,000      $140,000      $140,000        N/A*         $7,000
----------------------------------------------------------------------------------
     6th        $145,000      $148,400      $140,000       $8,400        $7,420
----------------------------------------------------------------------------------


* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary value, and the Income Base is not increased by the Income Credit.

On your 6th anniversary, if you elect to extend your Income Credit Period, your Contract Value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock Income Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in Example 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020 / $100,500 = 4%). The Income Base is adjusted to $142,464, or $148,400 * 96%. The Income Credit Base is adjusted to $134,400, or $140,000 * 96%. Your new Income Credit is 6% of your new Income Credit Base (6% * $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 * 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amount are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $5,600
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $5,900
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $6,200
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $6,500
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $6,800
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $7,100
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $7,400
----------------------------------------------------------------------------------
     9th         $98,560      $151,000      $100,000       $3,000        $7,550
----------------------------------------------------------------------------------
    10th         $91,010      $152,000      $100,000       $1,000        $7,600
----------------------------------------------------------------------------------


On your 8th anniversary, if you elect to extend your Income Credit Period, your contract value is $103,000, and your Income Base is stepped-up to $148,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,400 (5% of the $148,000 Income Base). Assume that during your 8th contract year, after your 8th contract anniversary, you make a withdrawal of

$4,440 (3% of the $148,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your 9th anniversary will equal $98,560 ($103,000 - $4,440). Your new Income Credit is 3% (6% - 3%) of your
Income Credit Base (3% * $100,000), which is $3,000. Your Income Base is equal to the greatest of your contract value ($98,560) or your Income Credit plus your current Income Base ($151,000 = $3,000 + $148,000). Assume that during your 9th contract year, after your 9th contract anniversary, you make another withdrawal of $7,550 (5% of the $151,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your 10th anniversary will equal $91,010 ($98,560 - $7,550). Your new Income Credit is 1% (6% - 5%) of your
Income Credit Base (1% * $100,000), which is $1,000. Your Income Base is equal to the greatest of your contract value ($91,010) or your Income Credit plus your current Income Base ($152,000 = $1,000 + $151,000).

On your 10th anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $7,600 (5% of the $152,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $7,600 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 6 - IMPACT OF MINIMUM INCOME BASE

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $5,600
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $5,900
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $6,200
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $6,500
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $6,800
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $7,100
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $7,400
----------------------------------------------------------------------------------
     9th        $103,000      $154,000      $100,000       $6,000        $7,700
----------------------------------------------------------------------------------
    10th        $103,000      $160,000      $100,000       $6,000        $8,000
----------------------------------------------------------------------------------
    11th        $103,000      $166,000      $100,000       $6,000        $8,300
----------------------------------------------------------------------------------
    12th        $103,000      $200,000      $200,000         NA*         $10,000
----------------------------------------------------------------------------------


* The Income Base calculated based on 200% of the Purchase Payments made in the 1st contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 12th anniversary.

On your 12th anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($172,000 = $166,000 + $6,000), and 200% of the Purchase Payments made in the 1st contract year ($200,000 = 200% x $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life
Plus:

EXAMPLE 1:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st contract anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (6% x $100,000) which equals $6,000. On your 1st contract anniversary, your Income Base is adjusted to $106,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Income Base (5% x $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2:

Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
   CONTRACT     CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $223,000      $218,000      $200,000       $12,000       $10,900
----------------------------------------------------------------------------------
     3rd        $223,000      $230,000      $200,000       $12,000       $11,500
----------------------------------------------------------------------------------
     4th        $223,000      $242,000      $200,000       $12,000       $12,100
----------------------------------------------------------------------------------
     5th        $253,000      $285,800      $230,000       $13,800       $14,290
----------------------------------------------------------------------------------
     6th        $303,000      $299,600      $230,000       $13,800       $14,980
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that Income Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Income Credit is $12,000 (6% x $200,000) and your Income Base equals $218,000 ($206,000
+ $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $13,800 ($230,000 x 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
   CONTRACT     CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000      $115,000        N/A*         $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $121,900      $115,000       $6,900        $6,095
----------------------------------------------------------------------------------
     4th        $110,000      $128,800      $115,000       $6,900        $6,440
----------------------------------------------------------------------------------
     5th        $140,000      $140,000      $140,000        N/A*         $7,000
----------------------------------------------------------------------------------
     6th        $145,000      $148,400      $140,000       $8,400        $7,420
----------------------------------------------------------------------------------


* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.

On your 6th contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess

Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Income Credit is 6% of your new Income Credit Base (6% x $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 x 5%), which equals $7,123.20. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $5,600
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $5,900
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $6,200
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $6,500
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $6,800
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $7,100
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $7,400
----------------------------------------------------------------------------------
     9th        $103,000      $154,000      $100,000       $6,000        $7,700
----------------------------------------------------------------------------------
    10th        $103,000      $160,000      $100,000       $6,000        $8,000
----------------------------------------------------------------------------------
    11th        $103,000      $166,000      $100,000       $6,000        $8,300
----------------------------------------------------------------------------------
    12th        $103,000      $200,000      $200,000         NA*         $10,000
----------------------------------------------------------------------------------


* The Income Base calculated based on 200% of the Purchase Payments made in the 1st contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 12th anniversary.

On your 12th anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($172,000 = $166,000 + $6,000), and 200% of the Purchase Payments made in the 1st contract year ($200,000 = 200% x $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Benefit
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life feature:

EXAMPLE 1:

Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your 1st contract anniversary, your Income Base is equal to the greater of your current Income Base ($100,000), or your contract value

($103,000), which is $103,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $103,000 = $5,150). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,150 each year as long as the Covered Person(s) is(are both) alive and you do not take any excess withdrawals.

EXAMPLE 2 - IMPACT OF MAXIMUM ANNIVERSARY VALUES

Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, and Maximum Annual Withdrawal Amount are as follows:

------------------------------------------------------
                                             MAXIMUM
                                             ANNUAL
                CONTRACT                   WITHDRAWAL
 ANNIVERSARY      VALUE      INCOME BASE     AMOUNT
------------------------------------------------------
------------------------------------------------------
     1st        $103,000      $103,000       $5,150
------------------------------------------------------
     2nd        $115,000      $115,000       $5,750
------------------------------------------------------
     3rd        $107,000      $115,000       $5,750
------------------------------------------------------
     4th        $110,000      $115,000       $5,750
------------------------------------------------------
     5th        $140,000      $140,000       $7,000
------------------------------------------------------


On your 2nd anniversary, your Income Base is equal to the greater of your current Income Base ($103,000), or your contract value ($115,000), which is $115,000. On your 3rd and 4th anniversary, your Income Base stays at $115,000 because your contract values on those anniversaries are less than current Income Base ($115,000). Then, on your 5th anniversary, your contract value is $140,000, so your Income Base is stepped-up to $140,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,000 (5% of the $140,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 5th anniversary, you may take up to $7,000 each year as long as the Covered Person(s) is(are both) alive.

EXAMPLE 3 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT

Assume you elect MarketLock For Life, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Contract values, Income Bases, and Maximum Annual Withdrawal Amount are as described in EXAMPLE 2 above. Also assume that during your 6th contract year, after your 5th contract anniversary, your contract value is $117,800 and you make a withdrawal of $11,432. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,000), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,432 - $7,000), or $4,432. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,000. Your contract value after this portion of the withdrawal is $110,800 ($117,800 - $7,000), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the Contract Value was reduced by the Excess Withdrawal ($4,432 / $110,800 = 4%). The Income Base is adjusted to $134,400, or $140,000 * 96%. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage
($134,400 * 5%), which equals $6,720. Therefore, if you do not take additional excess withdrawals, you may take up to $6,720 each year as long as the Covered Person(s) is (are both) alive.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
   PROSPECTUS PROVISION                      AVAILABILITY OR VARIATION                       STATES
-----------------------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will incur a $10 transfer   Pennsylva-
                            fee.                                                          nia
                                                                                          Texas
-----------------------------------------------------------------------------------------------------
 Administration Charge      Contract Maintenance Fee is $30.                              North
                                                                                          Dakota
-----------------------------------------------------------------------------------------------------
 Annuity Date               You may begin the Income Phase any time after your first      Florida
                            contract anniversary.
-----------------------------------------------------------------------------------------------------
 MarketLock Income Plus,    Charge will be deducted pro-rata from variable portfolios     Oregon
 MarketLock For Life Plus,  only.                                                         Texas
 MarketLock For Life                                                                      Washington
-----------------------------------------------------------------------------------------------------
 MarketLock Income Plus,    You may elect the current Maximum Anniversary Withdrawal      Oregon
 MarketLock For Life Plus,  Amount to be received monthly.
 MarketLock For Life
-----------------------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65 or older on your      Arizona
                            Contract Date, the Free Look period is 30 days
-----------------------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age 60 or older on your   California
                            Contract Date, the Free Look period is 30 days.
-----------------------------------------------------------------------------------------------------
 Systematic Withdrawal      Minimum withdrawal amount is $250 per withdrawal or the       Oregon
                            penalty free withdrawal amount.
-----------------------------------------------------------------------------------------------------
 Death Benefits             If the contract is issued on or after your 83rd birthday,     Washington
                            but before your 86th birthday, the Maximum Anniversary
                            Value death benefit is the greater of: 1) contract value or
                            2) Net Purchase Payments. The Combination HV & Roll-Up and
                            EstatePlus death benefits are not available.
-----------------------------------------------------------------------------------------------------
 Death Benefits Upon        If you continue your contract on or after your 83rd           Washington
 Spousal Continuation       birthday, the death benefit is equal to contract value.
-----------------------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50% for Qualified          California
                            contracts and 2.35% for Non-Qualified contracts when you
                            surrender your contract or begin the Income Phase.
-----------------------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for Qualified contracts   Maine
                            and 2.0% for Non-Qualified contracts when you make a
                            Purchase Payment.
-----------------------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for Qualified contracts   Nevada
                            and 3.5% for Non-Qualified contracts when you surrender
                            your contract or begin the Income Phase.
-----------------------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract, we deduct premium     South
                            tax charges of 0% for Qualified contracts and 1.25% for       Dakota
                            Non-Qualified contracts when you make a Purchase Payment.
                            For any amount in excess of $500,000 in the contract, we
                            deduct front-end premium tax charges of 0% for qualified
                            contracts and 0.80% for Non-Qualified contracts when you
                            make a Purchase Payment.
-----------------------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0% for Qualified           West
                            contracts and 1.0% for Non-Qualified contracts when you       Virginia
                            surrender your contract or begin the Income Phase.
-----------------------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for Qualified contracts   Wyoming
                            and 1.0% for Non-Qualified contracts when you make a
                            Purchase Payment.
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX E - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of American International Group and an affiliate of the Company. Please see the Statement of Additional Information for more information regarding these arrangements.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group.

The financial statements of American Home are included in the Registration Statement and are available by requesting a Statement of Additional Information.

IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, THE FOLLOWING IS THE TABLE OF CONTENTS FOR YOUR STATEMENT OF ADDITIONAL INFORMATION:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The contents of the SAI are listed below.

Separate Account
General Account
Support Agreement Between the Company and
  American International Group
Performance Data
Income Protector Feature for Polaris
  Platinum II Contracts Issued Before May
  3, 2004
MarketLock Optional Living Benefit
  Provisions for Polaris Platinum II
  Contracts Issued Before May 1, 2006
MarketLock Optional Living Benefit
  Provisions for Polaris Platinum II
  Contracts Issued Between May 1, 2006 and
  December 31, 2006
MarketLock Optional Living Benefit
  Provisions for Polaris II Platinum Series
  Contracts Issued Before December 31, 2006
MarketLock For Two Optional Living Benefit
  Provisions for Polaris Platinum II
  Contracts Issued Before December 31, 2006
Polaris Income Rewards Optional Living
  Benefit Provisions for Polaris Platinum
  II Contracts Issued Before December 31,
  2006
Capital Protector Optional Living Benefit
  Provisions for Polaris Platinum II
  Contracts Issued Before December 31, 2006
Death Benefit Provisions for Polaris
  Platinum II Contracts Issued Between June
  1, 2004 and December 31, 2006 and Polaris
  II Platinum Series Contracts Issued
  Before December 31, 2006
Death Benefit Provisions for Polaris
  Platinum II Contracts Issued Between
  October 24, 2001 and June 1, 2004
Death Benefit Provisions for Polaris
  Platinum II Contracts Issued Before
  October 24, 2001
Death Benefit Provisions Following Spousal
  Continuation for Polaris Platinum II
Contracts Issued Between June 1, 2004 and
  December 31, 2006 and Polaris II Platinum
  Series Contracts Issued Before December
  31, 2006
Death Benefit Provisions Following Spousal
  Continuation for Polaris Platinum II
  Contracts Issued Between October 24, 2001
  and June 1, 2004
Death Benefit Provisions Following Spousal
  Continuation for Polaris Platinum II
  Contracts Issued Before October 24, 2001
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Forms Receiving Revenue
  Sharing Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX F - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2007, YOU MAY INVEST IN THE AMERICAN FUNDS INSURANCE SERIES ("AFIS") DIRECTLY. The discussion in the prospectus pertaining to the American Funds SAST Portfolios and the Master-Feeder arrangement does not apply to your contract. The following information applies to your contract:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2

Capital Research and Management Company is the investment adviser to the American Funds Insurance Series ("AFIS"). There is an annualized 0.25% fee applicable to Class 2 shares of AFIS.

----------------------------------------------------------------------------------
            UNDERLYING FUNDS:                            MANAGED BY:
----------------------------------------------------------------------------------
 American Funds Global Growth              Capital Research and Management Company
----------------------------------------------------------------------------------
 American Funds Growth-Income              Capital Research and Management Company
----------------------------------------------------------------------------------
 American Funds Growth                     Capital Research and Management Company
----------------------------------------------------------------------------------


You should read the accompanying trust prospectus for the American Funds Insurance Series carefully. That prospectus contains detailed information about the Underlying Funds listed above, including each of Underlying Fund's fees, investment objective and risk factors.

The following Condensed Financial Information applies to these Variable
Portfolios:

CONDENSED FINANCIAL INFORMATION:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                             INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                               12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07      12/31/08
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL
GROWTH - AFIS Class 2
Shares
(Inception Date - 09/30/02)
          Beginning AUV....  (a)$10.000    (a)$10.949    (a)$14.590    (a)$16.310    (a)$18.325    (a)$21.736    (a)$24.587
                             (b)$10.000    (b)$10.936    (b)$14.537    (b)$16.209    (b)$18.167    (b)$21.494    (b)$24.253
          Ending AUV.......  (a)$10.949    (a)$14.590    (a)$16.310    (a)$18.325    (a)$21.736    (a)$24.587    (a)$14.919
                             (b)$10.936    (b)$14.537    (b)$16.209    (b)$18.167    (b)$21.494    (b)$24.253    (b)$14.680
          Ending Number of
            AUs............  (a)92,435     (a)987,076    (a)2,812,544  (a)4,439,168  (a)6,576,024  (a)6,567,817  (a)5,922,495
                             (b)12,106     (b)150,027    (b)342,128    (b)527,975    (b)654,434    (b)599,813    (b)513,299

-----------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-
INCOME - AFIS Class 2
Shares
(Inception Date - 09/30/02)
          Beginning AUV....  (a)$10.000    (a)$10.884    (a)$14.197    (a)$15.434    (a)$16.088    (a)$18.254    (a)$18.886
                             (b)$10.000    (b)$10.872    (b)$14.148    (b)$15.342    (b)$15.952    (b)$18.055    (b)$18.633
          Ending AUV.......  (a)$10.884    (a)$14.197    (a)$15.434    (a)$16.088    (a)$18.254    (a)$18.886    (a)$11.561
                             (b)$10.872    (b)$14.148    (b)$15.342    (b)$15.952    (b)$18.055    (b)$18.633    (b)$11.377
          Ending Number of                                                           (a)11,799,0-  (a)11,980,4-  (a)10,661,6-
            AUs............  (a)264,424    (a)3,073,765  (a)6,612,702  (a)9,143,527  32            60            49
                             (b)30,474     (b)484,620    (b)901,903    (b)1,137,934  (b)1,188,240  (b)1,050,719  (b)913,921
-----------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS
GROWTH - AFIS Class 2
Shares
(Inception Date - 09/30/02)
          Beginning AUV....  (a)$10.000    (a)$10.884    (a)$14.667    (a)$16.252    (a)$18.599    (a)$20.190    (a)$22.342
                             (b)$10.000    (b)$10.876    (b)$14.621    (b)$16.161    (b)$18.448    (b)$19.977    (b)$22.050
          Ending AUV.......  (a)$10.884    (a)$14.667    (a)$16.252    (a)$18.599    (a)$20.190    (a)$22.342    (a)$12.329
                             (b)$10.876    (b)$14.621    (b)$16.161    (b)$18.448    (b)$19.977    (b)$22.050    (b)$12.137
          Ending Number of                                                           (a)11,205,3-  (a)10,564,0-
            AUs............  (a)179,113    (a)2,448,300  (a)5,672,455  (a)8,463,500  47            26            (a)9,481,447
                             (b)40,944     (b)389,740    (b)801,832    (b)1,028,165  (b)1,048,424  (b)915,712    (b)829,957
-----------------------------------------------------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Polaris Platinum(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: ---------------------------------------------------------------


Date: ----------------------------------    Signed: --------------------------------



  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299